As filed with the Securities and Exchange Commission on January 27, 1998
                                                               File No. 2-67052
                                                               File No. 811-3023


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 58

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 60


                                   FORUM FUNDS
                          (Formerly Forum Funds, Inc.)
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900


                           Catherine S. Wooledge, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005


It is proposed  that this filing will become  effective:

     _____    immediately upon filing pursuant to Rule 485, paragraph  (b)
     _____    on  ________________ pursuant to Rule 485, paragraph (b)
     __X__      60 days after  filing  pursuant to Rule 485,  paragraph  (a)(i)
     _____    75 days after filing pursuant to Rule 485,  paragraph  (a)(ii)
     _____    on [ ] pursuant to Rule 485, paragraph (a)(ii)

     _____    this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its most recent fiscal year ended March 31, 1997, on May 29, 1997.

                              CROSS REFERENCE SHEET

                                     PART A
    (Prospectus offering shares of Equity Index Fund, Investors Equity Fund,
         Small Company Opportunities Fund International Equity Fund and
                             Emerging Markets Fund)

FORM N-1A                                                   LOCATION IN PROSPECTUS
 ITEM NO.                                                         (CAPTION)

Item 1.           Cover Page:                               Cover Page

Item 2.           Synopsis:                                 Prospectus Summary

Item 3.           Condensed Financial
                  Information:                              Not Applicable

Item 4.           General Description
                  of Registrant:                            Prospectus Summary; Investment Objective and
                                                            Policies; Other Information

Item 5.           Management of the Fund:                   Prospectus Summary; Management

Item 6.           Capital Stock and
                  Other Securities                          Investment Objective and Policies; Dividends and Tax
                                                            Matters; Other Information - The Trust and its Shares

Item 7.           Purchase of Securities
                  Being Offered:                            Purchases and Redemptions of Shares; Other
                                                            Information - Determination of Net Asset Value;
                                                            Management

Item 8.           Redemption or Repurchase
                  of Shares:                                Purchases and Redemptions of Shares

Item 9.           Pending Legal Proceedings                 Not Applicable

                              CROSS REFERENCE SHEET

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET

                                     PART B
        (SAI offering shares of Equity Index Fund, Investors Equity Fund,
         Small Company Opportunities Fund International Equity Fund and
                             Emerging Markets Fund)

                                                              LOCATION IN STATEMENT
FORM N-1A                                                   OF ADDITIONAL INFORMATION
 ITEM NO.                                                           (CAPTION)

Item 10.          Cover Page:                               Cover Page

Item 11.          Table of Contents:                        Cover Page

Item 12.          General Information and History:          Management; Other Information

Item 13.          Investment Objectives and
                  Policies:                                 Investment Policies; Investment Limitations

Item 14.          Management of the Registrant:             Management

Item 15.          Control Persons and
                  Principal Holders of
                  Securities:                               Other Information

Item 16.          Investment Advisory
                  and Other Services:                       Management; Other Information - Custodian, Counsel,
                                                            Auditors

Item 17.          Brokerage Allocation
                  and Other Practices:                      Portfolio Transactions

Item 18.          Capital Stock and
                  Other Securities:                         Determination of Net Asset Value

Item 19.          Purchase, Redemption and
                  Pricing of Securities Being
                  Offered:                                  Determination of Net Asset Value; Additional Purchase
                                                            and Redemption Information

Item 20.          Tax Status:                               Taxation

Item 21.          Underwriters:                             Management

Item 22.          Calculation of
                  Performance Data:                         Performance Data

Item 23.          Financial Statements:                     Not Applicable


                              CROSS REFERENCE SHEET

                                     PART B
                                (All other SAIs)

                          Not Applicable in this Filing

FORUM FUNDS

EQUITY INDEX FUND
INVESTORS EQUITY FUND
SMALL COMPANY OPPORTUNITIES FUND
INTERNATIONAL EQUITY FUND
EMERGING MARKETS FUND

                                   PROSPECTUS

                                 March __, 1998
--------------------------------------------------------------------------------

ACCOUNT INFORMATION AND SHAREHOLDER SERVICING:

         Forum Financial Corp.
         P.O. Box 446
         Portland, Maine 04112
         (207) 879-0001
         (800) 94FORUM
--------------------------------------------------------------------------------

This Prospectus offers shares of the Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund (each, a "Fund" and collectively, the "Funds"), separately-managed portfolios of Forum Funds (the "Trust"), a registered open-end management investment company. Each of Equity Index Fund, International Equity Fund and Emerging Markets Fund seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of another registered, open-end, management investment company with the same investment objective. Accordingly, each of these Fund's investment experience will correspond directly with the portfolio's investment experience. See "Other Information - Core & Gateway Structure." Small Company Opportunities Fund seeks to achieve its investment objective by investing in various portfolios of other registered open-end management investment companies, each of which invests using a different investment style. See "Other Information -- Core & Gateway Structure." Investors Equity Fund seeks to achieve its investment objective by investing directly in portfolio securities.

EQUITY INDEX FUND seeks to duplicate the return of the Standard & Poor's 500 Composite Stock Index with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the portfolio will hold stocks representing 100% or more of the capitalization-weighted market values of the Index.

INVESTORS EQUITY FUND seeks to provide capital appreciation by investing primarily in a portfolio of common stock of companies domiciled in the United States. The Fund intends to maintain a portfolio that is broadly diversified across investment sectors.

SMALL  COMPANY   OPPORTUNITIES   FUNDS  seeks  to  provide   long-term   capital
appreciation while moderating annual return volatility by diversifying its investments across different small capitalization equity investment styles.

INTERNATIONAL EQUITY FUND seeks to provide shareholders with long-term capital appreciation by investing directly or indirectly in high quality companies based outside the United States. Investments in foreign securities involve special risks in addition to the risks associated with investments in general.

EMERGING MARKETS FUND seeks to achieve long-term capital appreciation through investment in equity securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. It is designed for investors who seek the aggressive growth potential of emerging world markets and are willing to bear the special risks of investing in those markets.

There can be no assurance that any Fund's objective will be achieved. Shares of the Funds are offered to investors at a price equal to the next determined net asset value plus a maximum sales charge of 4.0% of the total public offering price (4.17% of the amount invested).

This prospectus sets forth concisely the information a prospective investor should know before investing in a Fund. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated March __, 1998, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Fund and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge and may be obtained by writing or calling the Funds' transfer agent at the address and telephone numbers printed above.

    INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

1.   Prospectus Summary                                     2.   Investment Objectives and Policies
3.   Additional Investment Policies                         4.   Risk Considerations
5.   Management                                             6.   Purchases and Redemptions of Shares
7.   Distributions and Tax Matters                          8.   Other Information
                                                                 Account Application

FUND  SHARES ARE NOT  OBLIGATIONS,  DEPOSITS,  OR  ACCOUNTS  OF, OR  ENDORSED OR
GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM, OR ANY FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUND

THE FUNDS

Each Fund's objective is described on the cover page. Investors Equity Fund invests directly in portfolio securities. Each of Equity Index Fund, International Equity Fund and Emerging Markets Fund seeks to achieve its investment objective by investing all of its investable assets in a separate series of another registered open-end, management investment company (each a "Portfolio"). Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Core & Gateway Structure." The Portfolios in which the Funds invest are:

FUND                                PORTFOLIO
----                                ---------
Equity Index Fund                   Index Portfolio
International Equity Fund           International Portfolio
Emerging Markets Fund               Schroder EM Core Portfolio

Index Portfolio and International Portfolio are separate series of Core Trust (Delaware) ("Core Trust") and Schroder EM Core Portfolio is a series of Schroder Capital Funds ("Schroder Core").

Small Company Opportunities Fund seeks to achieve its investment objective by investing some or all of its investable assets in various Portfolios of other open-end, management investment companies. Each Portfolio invests using a different investment style. See "Other Information -- Core & Gateway Structure." The Portfolios in which Small Company Opportunities Fund currently invest are:
Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, each a separate series of Core Trust, and Schroder U.S. Smaller Companies Portfolio, a separate series of Schroder Core. The percentage of the Fund's assets invested in each Portfolio may be changed at any time in response to market or other conditions. Allocations are made within specified ranges as described under "Investment Objectives and Policies -- Small Companies Opportunities Fund."

INVESTMENT ADVISERS

     INVESTORS EQUITY FUND. H.M. Payson & Co. ("Payson") serves as the Fund's investment adviser and Peoples Heritage Bank ("Peoples") serves as the investment subadviser. Peoples and Bank of New Hampshire are subsidiaries of Peoples Heritage Financial Group, a multi-bank and financial services holding company.

     EQUITY INDEX FUND. Norwest Investment Management, Inc. ("Norwest") serves as Index Portfolio's investment adviser. Norwest is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929.

     SMALL COMPANY OPPORTUNITIES FUND. Forum Investment Advisors, LLC ("Forum Advisors") serves as the investment adviser to the Fund. Following are the investment advisers and investment subadvisers of the Portfolios of which Small Company Opportunities Fund currently invests:

     NORWEST serves as investment adviser to Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. ("SMCI") serves as Schroder U.S. Smaller Company Portfolio's investment adviser. SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. subsidiary of Schroders plc, a publicly owned company organized under the laws of England.

     CRESTONE CAPITAL MANAGEMENT, INC. ("Crestone"), an indirect investment advisory subsidiary of Norwest Corporation, is the investment subadviser of Small Company Stock Portfolio.

     PEREGRINE CAPITAL MANAGEMENT, INC. ("Peregrine"), an indirect investment advisory subsidiary of Norwest Corporation, is the investment subadviser of Small Company Value Portfolio.

     SMITH ASSET MANAGEMENT GROUP, L.P. ("Smith") is the investment subadviser of Small Cap Value Portfolio.

     INTERNATIONAL EQUITY FUND AND EMERGING MARKETS FUND. SCMI serves as International Portfolio's and Schroder EM Core Portfolio's investment adviser.

         Each investment adviser to a Fund or Portfolio may be referred to as an "Adviser." For a description of each Adviser and its fees, see "Management - Investment Advisers and Portfolio Managers." The investment advisory fees paid by a Portfolio are borne indirectly by the Fund investing in that Portfolio.

MANAGEMENT

     The administrator of the Funds is Forum Administrative Services, LLC ("FAS") and the distributor of their shares is Forum Financial Services, Inc. ("FFSI"). Forum Financial Corp. (the "Transfer Agent" or "FFC"), Two Portland Square, Portland, Maine 04101, serves as the Funds' transfer agent, dividend disbursing agent and shareholder servicing agent. See "Management."

PURCHASES AND REDEMPTIONS

         Shares of each Fund are offered at the next-determined net asset value per share plus any applicable sales charge. Shares may be purchased or redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $5,000, ($2,000 for an Individual Retirement Account) and the minimum subsequent investment is $500. Shares may be redeemed without charge. See "Purchases and Redemption of Shares."

EXCHANGE PROGRAM

         Shareholders may exchange their shares without charge for the shares of certain other funds of the Trust. See "Purchases and Redemptions of Shares -- Exchanges."

DISTRIBUTIONS

         Distributions of net investment income are declared and paid annually and the Funds distribute any net realized long-term capital gain at least annually. With respect to each Fund, distributions are reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in his or her Account Application or otherwise in writing of the shareholder's election to receive distributions in cash. See "Distributions and Tax Matters."

CERTAIN INVESTMENT CONSIDERATIONS AND RISK FACTORS

         There can be no assurance that a Fund will achieve its investment objective and a Fund's net asset value and total return will fluctuate based upon changes in the value of the securities in which it or its corresponding Portfolio invests. No single Fund is a complete investment program. See, "Investment Objectives and Policies" and "Risk Considerations."

         The policies of International Portfolio and Schroder EM Core Portfolio of investing in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers, including risks of foreign political and economic instability, adverse movements in exchange rates, and the imposition or tightening of limitations on the repatriation of capital. These risks are more pronounced for Schroder EM Core Portfolio. See "Risk Considerations."

         The policy of investing in securities of smaller companies employed by Small Company Opportunities Fund entails certain risks in addition to those normally associated with investments in equity securities. These risks include lower trading volumes and, therefore, the potential for greater stock price volatility. For a description of investment considerations and risks involved in investing in small company securities, see "Risk Considerations." Small Company Opportunities Fund is designed for the investment of that portion of an investor's funds that can appropriately bear the special risks associated with an investment in smaller market capitalization companies.

         By pooling their assets in one or more Portfolios with other institutional investors, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund may achieve certain efficiencies and economies of scale. Nonetheless, this investment also could have potential adverse effects on these Funds. These risks are described under "Other Information - Core & Gateway Structure."

EXPENSES OF INVESTING IN THE FUNDS

         The  purpose  of  the  following  table  is  to  assist   investors  in
understanding the expenses that an investor in shares of the Funds will bear directly or indirectly.

                                    Equity      Investors      Small Company       International       Emerging
                                    Index        Equity        Opportunities           Equity           Markets
                                     Fund         Fund              Fund                Fund             Fund

SHAREHOLDER TRANSACTION
  EXPENSES
Maximum sales charge imposed
   on purchases(1) (as a percentage
   of public offering price)        4.0%           4.0%              4.0%               4.0%              4.0%
Exchange Fee                        None           None              None               None              None
ANNUAL FUND OPERATING
  EXPENSES(2)
  (as a percentage of average
  net assets after applicable
  expense reimbursements and
  fee waivers)
Management Fees
  (after fee waivers)(3)            0.15%          0.65%             0.59%              0.43%             0.92%
12b-1 Fees..................        None           None              None               None              None
Other Expenses
  (after expense
  reimbursements)(4).........       0.10%          0.45%             0.91%              0.97%             0.68%
                                    -----          -----             -----              -----             -----
Total Fund Operating
  Expenses...................       0.25%          1.10%             1.50%              1.40%             1.60%

    (1) Certain shareholders may be eligible for reduced sales charges. See "Purchases and Redemptions of Shares - Reduced Sales Charges."

    (2) For a further description of the various expenses incurred in the operation of the Funds, see "Management." Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

    (3) Absent fee waivers, Management Fees would have been: International Equity Fund, 0.45% and Emerging Markets Fund, 1.00%. Management Fees are the investment advisory fees of a Fund and/or of the Portfolio or

Portfolios in which the Fund invests. As long as a Fund's assets are invested in a Portfolio, the Fund pays no investment advisory fees directly.

     (4) The amount of Other Expenses is an estimate for the Funds' first fiscal year of operations ending May 31, 1998. Absent expense reimbursements, Other Expenses and Total Operating Expenses would have been: Equity Index Fund, 1.48% and 1.63%; Investors Equity Fund, 1.49% and 2.14%; Small Company Opportunities Fund, 0.14% and 2.70%; International Equity Fund, 3.22% and 3.67%; and Emerging Markets Fund, 2.92% and 3.92%; respectively.

EXAMPLE

         Following is a hypothetical example that indicates the dollar amount of expenses that an investor in shares would pay assuming (i) a $1,000 investment in the Fund, (ii) a 5% annual return, (iii) the reinvestment of all dividends and distributions and (iv) payment of the maximum initial sales charge and redemption at the end of each period:

                                  1 YEAR               3 YEARS

Equity Index Fund                   $2                   $8
Investors Equity Fund               $11                  $34
Small Company Opportunities
Fund                                $55                  $86
International Equity
  Fund                              $14                  $43
Emerging Markets Fund               $16                  $48

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS, AND ACTUAL EXPENSES OR RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The example is based on the expenses listed in the table. The 5% annual return is not a prediction of the Funds' return; rather it is required by government regulation.

2.       INVESTMENT OBJECTIVES AND POLICIES

         To achieve their investment objectives, the Funds invest primarily in common stocks and other equity securities. The domestic securities in which a Fund invests are generally listed on a securities exchange or included in the National Association of Securities Dealers Automated Quotation ("NASDAQ")
National Market System but may be traded in the over-the-counter securities market. Each Fund, other than Equity Index Fund, may invest in foreign issuers. These investments may involve certain risks. See "Risk Considerations - Foreign Investments."

Although the descriptions of the investment policies of Equity Index Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund discuss the investment policies of the Portfolios in which they invest and the responsibilities of Core Trust's Board of Trustees (the "Core Trust Board") or Schroder Core's Board of Trustees (the "Schroder Core Board"), as applicable, they apply equally to the Funds and the Trust's Board of Trustees (the "Board"). Additional information concerning the investment policies of the Funds and the Portfolios, including additional fundamental policies, is contained in the SAI.

EQUITY INDEX FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO

         The investment objective of Equity Index Fund is to duplicate the return of the Standard & Poor's 500 Composite Stock Price Index.

         The Fund currently seeks to achieve its investment objective by investing all of its investable assets in the Index Portfolio, which has substantially the same investment objective and substantially similar policies as the Fund. There can be no assurance that either the Fund or the Portfolio will achieve its investment objective.

INVESTMENT POLICIES

         The Portfolio is designed to duplicate the return of the Standard & Poor's 500 Composite Stock Index (the "Index") with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the
Portfolio will hold stocks representing 100% or more of the capitalization-weighted market values of the Index. Portfolio transactions for the Portfolio generally are executed only to duplicate the composition of the Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Portfolio may hold cash or cash equivalents for the purpose of facilitating payment of the Portfolio's expenses or redemptions. For these and other reasons, the Portfolio's performance can be expected to approximate but not be equal to that of the Index.

         The Portfolio may utilize index futures contracts to a limited extent. Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of securities comprising the Index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the index without the required capital commitment. Index futures contracts may be used for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading or to reduce transaction costs. The Portfolio does not invest in futures contracts for speculative reasons or to leverage the Fund. The Fund is, however, subject to certain investment risks. These risks include: (i) imperfect correlations between movements in the prices of futures contracts and movements in the price of the securities hedged which may cause a given hedge not to achieve its objective; (ii) the fact that the skills and techniques needed to trade futures are different from those needed to select the other securities in which the Fund invests; (iii) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; and (iv) the possible need to defer closing out of certain futures contracts to avoid adverse tax consequences.

         The Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the Index by Standard & Poor's ("S&P") on a statistical basis. The inclusion of a stock in the Index in no way implies that S&P believes the stock to be an attractive investment. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70% of the total market value of all U.S. common stocks. Each stock in the Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the Index currently account for approximately 47% of its value. The Index emphasizes large capitalizations and, typically, companies included in the Index are the largest and most dominant firms in their respective industries.

         Neither the Fund nor the Portfolio is sponsored, endorsed, sold or promoted by S&P, nor does S&P make any representation or warranty, implied or express, to the purchasers of the Portfolio or the Fund or any member of the public regarding the advisability of investing in index funds or the ability of the Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio or the Fund, by the owners of the Portfolio or the Fund, or by any other person or any entity from the use of the Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Index or any data included therein.

INVESTORS EQUITY FUND

INVESTMENT OBJECTIVE

         The investment objective of Investors Equity Fund is to seek capital appreciation by investing primarily in common stock of companies domiciled in the United States. There is no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

         To pursue its goal, the Fund intends to invest in securities of established, growing companies that have demonstrated a high degree of financial strength and fiduciary quality, and provide good liquidity in the market. Under normal circumstances, the Fund will invest at least 65% of its assets in these companies, without concentration in any one industry. In seeking these investments, the Advisers rely in part upon fundamental and technical analysis of individual companies. Among the characteristics that the Fund seeks in companies are: a strong record of earnings growth, industry leadership, a unique product or niche and good management. The Advisers also apply a broader analysis of industry conditions and economic trends. While the Fund will be broadly diversified across investment sectors, the Advisers' top down industry and economic analysis will influence the actual sector weightings.

         The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

         In addition to common stock, the Fund also may invest in preferred stocks and investment-grade convertible debt securities. The Fund also may invest in American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers. The Fund expects any foreign investments to remain below 10% of its assets.

SMALL COMPANY OPPORTUNITIES FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIOS

The  investment   objective  of  the  Fund  is  to  provide  long  term  capital appreciation while moderating annual return volatility by diversifying its investments across different small capitalization equity investment styles. The Fund currently seeks to achieve its investment objective by investing all of its investable assets in the Portfolios described below. There can be no assurance that either the Fund or the Portfolios will achieve their investment objectives.

INVESTMENT POLICIES

The Fund follows a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities. The Fund invests in various different small capitalization equity styles. The Fund uses different equity investment styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style.

         SMALL COMPANY OPPORTUNITIES FUND ALLOCATION

          Set forth below are the ranges of investments by the Fund in each Portfolio and projected allocation among the Portfolios when the Small Cap Index Portfolio achieves total assets of $15 million. Until that time, the Fund's assets will be allocated among the four Core Portfolios listed under "Small Company style" below.

                                                         CURRENT ALLOCATION         RANGE OF INVESTMENT
Small Cap Index Portfolio                                 40%                            38% - 42%
Small Company style                                       60%                            58% - 62%
  Small Company Stock Portfolio                                      15%                   13% - 17%
  Small Company Value Portfolio                                      18%                   16% - 20%
  Small Cap Value Portfolio                                          18%                   16% - 20%
  Schroder U.S. Smaller Companies Portfolio                           9%                    7% - 11%

Total Fund Assets                                        100%

         As market values of the Fund's assets change, the percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations. In response thereto, Forum Advisors daily effects transactions for the Fund to reestablish its allocations.

         Consistent with the Fund's investment objective and policies and under the general supervision of the Board, Forum Advisors may make changes in the foregoing percentage allocations at any time Forum Advisors deems appropriate, including in response to market and other conditions. In addition, upon approval of the Board and notification of shareholders, the Fund may invest in additional or fewer Core Portfolios or invest directly in portfolio securities. When Forum Advisors believes that a change in the allocation percentages is desirable, it will sell and purchase securities to effect the change.

         Following is a discussion of the investment objectives, policies and risks of the Portfolios in which the Fund currently invests.

         SMALL CAP INDEX PORTFOLIO. Small Cap Index Portfolio seeks to replicate the return of the Standard & Poor's Small Cap 600 Composite Stock Price Index (the "Index"). The Portfolio is designed to replicate the return of the Index with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the Index. Portfolio transactions for the Portfolio generally are executed only to duplicate the composition of the Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Portfolio may hold cash or cash equivalents for the purpose of facilitating payment of the Portfolio's expenses or redemptions. Cash positions may be invested in short-term money market instruments, hedged with S&P 500 Index futures. For these and other reasons, the Portfolio's performance can be expected to approximate but not be equal to that of the Index.

         Small Cap Index Portfolio may utilize index futures contracts to a limited extent. Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of securities comprising the Index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the index without the required capital commitment. Index futures contracts may be used for several reasons: to simulate full investment in the underlying index while retaining a cash balance for portfolio management purposes; to facilitate trading; or to reduce transaction costs. The Portfolio does not invest in futures contracts for speculative reasons or to leverage the Portfolio. (See "Investment Objectives and Policies -- Equity Index Fund".)

         The Index tracks the total return performance of 600 common stocks which are chosen for inclusion in the Index by Standard & Poor's Corporation ("S&P") on a statistical basis. The inclusion of a stock in the Index in no way implies that S&P believes the stock to be an attractive investment. The 600 securities, most of which trade on the New York Stock Exchange, represent 4% of the total market value of all U.S. common stocks. The Index is comprised of industrial, utility, financial and transportation companies and is a market-value weighted index, with each stock's weight in the Index proportionate to its market value.

         Small Cap Index Portfolio is not sponsored, endorsed, sold or promoted by S&P, nor does S&P make any representation or warranty, implied or express, to the investors in the Portfolio or any member of the public regarding the advisability of investing in index funds or the ability of the Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the Index or any data included therein.

         S&P makes no warranty, express or implied, as to the results to be obtained by Small Cap Index Portfolio, by the investors in the Portfolio, or by any other person or any entity from the use of the Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Index or any data included therein.

         SMALL COMPANY STOCK PORTFOLIO seeks capital appreciation by investing primarily in the common stock of small- and medium-size domestic companies that have a market capitalization well below that of the average company in the Standard & Poor's 500 Composite Stock Price Index. Small companies are those companies whose market capitalization is less than the largest stock in the Russell 2000 Index. Medium companies are those companies whose market capitalization is in the range of $500 million to $8 billion.

         In selecting securities for the Portfolio, Crestone seeks securities with significant price appreciation potential, and attempts to identify companies that show above-average growth, as compared to long-term overall market growth. The companies in which the Portfolio invests may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise, which, in the view of Crestone, may result in an enhanced entrepreneurial spirit and greater focus, thereby allowing such companies to be successful. Norwest and Crestone believe that such companies may develop into significant business enterprises and that an investment in such companies offers a greater opportunity for capital appreciation than an investment in larger, more established entities.

         Securities owned by the Portfolio that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by the Portfolio of a portfolio security, to meet redemption requests by shareholders or otherwise, may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

         Small Company Stock Portfolio also may invest up to 20% of its assets in American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers.

         SMALL COMPANY VALUE PORTFOLIO. Small Company Value Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies. The Portfolio invests primarily in the common stock of companies that have a market capitalization well below that of the average company in the Standard & Poor's 500 Composite Stock Price Index. Smaller companies are those companies whose market capitalization is less than the largest stock in the Russell 2000 Index.

         The Advisers focus on securities that are conservatively valued in the marketplace relative to their underlying fundamentals. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. The Advisers seek to invest in stocks priced low relative to the stock of comparable companies, determined by price/earnings ratios, cash flows or other measures. Value investing therefore may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

         SMALL CAP VALUE PORTFOLIO. Small Cap Value Portfolio seeks capital appreciation by investing in common stocks of smaller companies. The Portfolio seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that, in the view of the investment adviser, are undervalued. Under normal circumstances, the Portfolio will invest substantially all of its assets, but not less than 65% of its net assets, in securities of companies with a market capitalization which reflects the market capitalization of companies included in the Russell 2000 Index.

         The Portfolio invests in those smaller companies that the investment adviser believes to be undervalued and which will report a level of corporate earnings exceeding the level expected by investors. The determination of value is based upon both the price to earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the investment adviser uses both quantitative and fundamental analysis. Among the factors that the investment adviser considers are changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.

         SCHRODER U.S. SMALLER COMPANIES PORTFOLIO seeks capital appreciation by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1.5 billion or less.

         In its investment approach, Schroder attempts to identify securities of companies which it believes can generate above average earnings growth, selling at favorable prices in relation to book values and earnings. As part of the investment decision, Schroder's assessment of the competency of an issuer's management will be an important consideration. These criteria are not rigid, and other investments may be included in the Portfolio if they may help the Portfolio to attain its objective.

         The Portfolio will invest principally in equity securities (common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks). The Portfolio may also invest to a limited degree in non-convertible debt securities and preferred stocks when, in the opinion of Schroder, such investments are warranted to achieve the Portfolio's investment objective.

         The Portfolio may invest in securities of small, unseasoned companies (which, together with any predecessors, have been in operation for less than three years), as well as in securities of more established companies. In view of the volatility of price movements of the former, the Portfolio currently intends to invest no more than 5% of its total assets in securities of small, unseasoned issuers.

         Although there is no minimum rating for debt securities (convertible or non-convertible) in which the Portfolio may invest, it is the present intention of the Portfolio to invest no more than 5% of its net assets in debt securities rated below the fourth highest rating category. These securities are commonly known as "high yield/high risk" securities or "junk bonds." The Portfolio will not invest in debt securities that are in default. High yield/high risk securities are predominantly speculative with respect to the capacity to pay interest and repay principal and generally involve a greater volatility of price than securities in higher rated categories. The Portfolio is not obligated to dispose of securities due to changes by the rating agencies. (See "Additional Investment Policies and Risk Considerations -- Debt Securities.") (See the SAI for information about the risks associated with investing in junk bonds.)

         For a description of the investment considerations and risks involved in investing in small company securities, see "Risk Considerations."

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO

         The investment objective of International Equity Fund is long-term capital appreciation by investing directly or indirectly in high quality companies based outside the United States. There is no assurance that either the Fund or the Portfolio will achieve its investment objective.

         The Fund is designed for U.S. investors who seek international diversification of their investments by participating in foreign securities markets. The Fund is not a complete investment program and investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers. See "Risk Considerations - Foreign Investments."

         The Fund currently seeks to achieve its investment objective by investing all of its investment assets in International Portfolio, which has substantially the same investment objective and policies as the Fund. There is no assurance that the Fund or the Portfolio will achieve its investment objective.

INVESTMENT POLICIES

         The Portfolio normally invests at least 65% of its total assets in equity securities of companies domiciled outside the United States. Investments by the Portfolio are selected on the basis of their potential for capital appreciation without regard for current income. The Portfolio also may invest in the securities of domestic closed-end investment companies investing primarily in foreign securities and may invest in debt obligations of foreign governments or their political subdivisions, agencies or instrumentalities, of supranational organizations and of foreign corporations. The Portfolio's investments will be diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, The Netherlands, Hong Kong, Singapore and Australia. In general, the Portfolio will invest only in securities of companies and governments in countries that SCMI, in its judgment, considers both politically and economically stable. International Portfolio has no limit on the amount of its assets that may be invested in any one type of foreign instrument or in any foreign country; however, to the extent International Portfolio concentrates its assets in a foreign country, it will incur greater risks. See "Risk Considerations - Foreign Investments."

         The Portfolio may purchase preferred stock and convertible debt securities, including convertible preferred stock, and may purchase American Depository Receipts, European Depository Receipts or other similar securities of foreign issuers. The Portfolio also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Portfolio from adverse movements in currency values, the contracts also limit possible gains from favorable movements. See "Additional Investment Policies - Foreign Exchange Contracts."

FOREIGN INVESTMENT RISKS. For a detailed description of the risks of foreign investment, see "Risk Considerations - Foreign Investments."

EMERGING MARKETS FUND

INVESTMENT OBJECTIVE AND THE PORTFOLIO

         The investment objective of Emerging Markets Fund is to seek long-term capital appreciation. It seeks to achieve this objective through investment in equity securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. There is no assurance that either the Fund or Portfolio will achieve its investment objective.

         The Fund is designed for investors who seek the aggressive growth potential of emerging world markets and are willing to bear the special risks of investing in those markets. The Fund is not a complete investment program and investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers. See "Risk Considerations." The Fund is not intended for investors whose objective is assured income or preservation of capital.

         The Fund seeks to achieve its investment objective by investing substantially all of its assets in Schroder EM Core Portfolio, which has an identical investment objective and substantially similar investment policies and strategies as the Fund. There can be no assurance that either the Fund or the Portfolio will achieve its investment objective.

INVESTMENT POLICIES

         Under normal market conditions, the Portfolio will invest at least 65% of its total assets in emerging market equity securities, which include common stocks; preferred stocks; convertible preferred stocks; stock rights and warrants and convertible debt securities. Investments in stock rights and warrants will not be considered for purposes of determining compliance with this policy. The Portfolio may invest up to 35% of its total assets in high-risk debt securities that are unrated or rated below investment grade. See "Risk Considerations - Debt Securities." The Portfolio may acquire emerging market securities that are not denominated in emerging market currencies. Under certain circumstances, the Portfolio may invest indirectly in emerging market securities by investing in other investment companies or vehicles. See "Investment in Other Investment Companies or Vehicles" below.

         In recent years, many emerging market countries have begun programs of economic reform: removing import tariffs, dismantling trade barriers, deregulating foreign investment, privatizing state-owned industries, permitting the value of their currencies to float against the dollar and other major currencies, and generally reducing the level of state intervention in industry and commerce. Important intra-regional economic integration also holds the promise of greater trade and growth. At the same time, significant progress has been made in restructuring the heavy external debt burden that certain emerging market countries accumulated during the 1970s and 1980s. While there is no assurance that these trends will continue, the Portfolio's investment adviser will seek out attractive investment opportunities in these countries.

         "Emerging market" countries are all those not included in the Morgan Stanley Capital International World Index ("MSCI World") of major world economies. If, however, the investment adviser determines that the economy of a MSCI World-listed country is an emerging market economy, the adviser may include such country in the emerging market category. The following countries are currently excluded from the Portfolio's emerging market category: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Portugal, Singapore,
Spain, Sweden, Switzerland, the United Kingdom, and the United States of America. The Portfolio will not necessarily seek to diversify investments on a geographic basis and may invest more than 25% of its total assets in issuers located in any one country. See "Risk Considerations - Foreign Investments - Geographic Concentration."

         An issuer of a security will be considered to be domiciled or doing business in an emerging market when: (i) it is organized under the laws of an emerging market country; (ii) its primary securities trading market is in an emerging market country; (iii) in the judgment of the investment adviser, at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in emerging market countries; or
(iv) it has at least 50% of its assets situated in emerging market countries. The Portfolio may consider investment companies to be located in the country or countries in which they primarily invest.

         BRADY BONDS. The Portfolio may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring (under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady). Brady Bonds have been issued only recently and, therefore, do not have a long payment history. Brady Bonds may have collateralized and uncollateralized components, are issued in various currencies and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered U.S. government securities. In light of the residual risk associated with the uncollateralized portions of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. Brady Bonds could be subject to restructuring arrangements or to requests for new credit, which could cause the Portfolio to suffer a loss of interest or principal on its holdings. For further information, see "Brady Bonds" in the SAI.

         INVESTMENTS IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Portfolio is permitted to invest in certain emerging markets through governmentally authorized investment vehicles or companies. Pursuant to the 1940 Act, the Portfolio may invest in the shares of other investment companies which invest in securities that the Portfolio is permitted to purchase subject to the limits permitted under the 1940 Act or any orders, rules or regulations thereunder. When investing through investment companies, the Portfolio may pay substantial premiums above such investment companies' net asset value per share. As a shareholder in an investment company, the Portfolio would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Portfolio would continue to pay its own fees and expenses.

     FOREIGN INVESTMENT RISKS. For a detailed description of the risks of foreign investment, including the risks of investing in emerging market countries, see "Risk Considerations - Foreign Investments" and "- Emerging Markets."

         NON-DIVERSIFIED INVESTMENTS. Because suitable investments in emerging market countries may be limited, Emerging Markets Fund, like the Schroder EM Core Portfolio, has classified itself as a "non-diversified investment company" under the 1940 Act so that it may invest more than 5% of its total assets in the securities of a single issuer. This classification may not be changed without a shareholder vote. However, so that the Fund may continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended at the close of each quarter of the taxable year: (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer; and (ii) with respect to`50% of the market value of its total assets, not more than 5% will be invested in the securities of a single issuer; and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

         To the extent the Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. Also, since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified investment company.

3.       ADDITIONAL INVESTMENT POLICIES

         The investment objective and all investment policies of each of the Funds and the Portfolios that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of a Fund or a Portfolio, as applicable. A majority of outstanding voting securities means the lesser of (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies of the Fund are not fundamental and may be changed by the Board without approval by shareholders of the Fund. Likewise, nonfundamental investment policies of a Portfolio may be changed by the Schroder Core Board or the Core Trust Board, as applicable, without shareholder approval. For more information concerning shareholder voting, see "Other Information - "The Trust and Its Shares" and "- Core & Gateway Structure."

         Unless   otherwise   indicated  below,  the  discussion  below  of  the
investment policies of a Fund investing in a single Portfolio also refers to the investment policies of the Portfolio.

BORROWING

         Equity Index Fund, Investors Equity Fund and International Equity Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing). Small Company Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 331/3% of the value of the Fund's net assets. Small Company Opportunities Fund may not borrow more than 5% of the value of its assets for other than temporary or emergency purposes. Emerging Markets Fund will not borrow money if, as a result, outstanding borrowings would exceed an amount equal to one third of the Fund's or Portfolio's total assets.

DIVERSIFICATION AND CONCENTRATION

         Each Fund except Emerging Markets Fund is diversified as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). As a fundamental policy, with respect to 75% of its assets, a diversified fund may not purchase a security (other than a U.S. Government Security or shares of investment companies) if, as a result: (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. Each Fund is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, no Fund may purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities or repurchase agreements covering U.S. Government

Securities. Each Fund reserves the right to invest up to 100% of its investable assets in one or more investment companies such as the Portfolios.

ILLIQUID SECURITIES

         Each of the Funds limits its purchase of illiquid securities. As a fundamental policy, no Fund may knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets taken at current value would be invested in securities which are not readily marketable. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board, the Schroder Core Board or the Core Trust Board). Under the supervision of the Board, the Schroder Core Board or the Core Trust Board, the Advisers determine and monitor the liquidity of the portfolio securities.

REPURCHASE AGREEMENTS AND
LENDING OF PORTFOLIO SECURITIES

         Each Fund may enter into repurchase agreements and may lend securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund may have difficulties in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

         Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will limit securities lending to not more than 33 1/3% of the value of its total assets.

COMMON AND PREFERRED STOCK
AND WARRANTS

         Each Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in general, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company, as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the counter market or on a securities exchange, but may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a security to meet redemptions by interest holders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. A Fund may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time.

MARGIN AND SHORT SALES

         No Fund may purchase securities on margin or make short sales of securities, except short sales against the box. A short sale is "against-the-box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. These prohibitions do not restrict the Fund's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

FOREIGN EXCHANGE CONTRACTS

         Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, many of which may be difficult if not impossible to predict. No Fund or Portfolio will seek to benefit from anticipated short-term fluctuations in currency exchange rates. When investing in foreign securities, the International Portfolio and Schroder EM Core Portfolio usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Portfolios incur foreign exchange expenses in converting assets from one currency to another.

         International Portfolio and Schroder EM Core Portfolio may enter into foreign currency forward contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Portfolio has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. Neither Portfolio intends to maintain a net exposure to such contracts where the fulfillment of the Portfolio's obligations under such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in the currency. A Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if SCMI fails to predict currency values correctly. International Portfolio has no present intention to enter into currency futures or options contracts but may do so in the future.

OPTIONS AND FUTURES TRANSACTIONS

         While the Funds (except Equity Index Fund and Small Company Opportunities Fund as described above) do not presently intend to do so, they may write covered call options and purchase certain put and call options, stock index futures, and options on stock index futures and broadly-based stock indices, all of which are referred to as "Hedging Instruments." In general, a Fund may use Hedging Instruments: (i) to protect against declines in the market value of the portfolio's securities or (ii) to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities. No Fund will use Hedging Instruments for speculation. The Hedging Instruments a Fund is authorized to use have certain risks associated with them, including: (i) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (ii) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (iii) possible losses resulting from the inability of the investment adviser to predict the direction of stock prices, interest rates and other economic factors. The Hedging Instruments each Fund may use and the risks associated with them are described in greater detail under "Options and Futures Transactions" in the SAI.

DEBT SECURITIES

         Each Fund except Equity Index Fund may seek capital appreciation through investment in convertible or non-convertible debt securities. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. The receipt of income from such debt securities is incidental to a Fund's or Portfolio's objective of long-term capital appreciation. Such income can be used, however, to offset the operating expenses of the Funds or Portfolios. The debt securities in which the Funds invest may be unrated. Schroder EM Core Portfolio may invest up to 35% of its total assets in debt securities that are unrated or rated below investment grade (below "Baa" by Moody's or "BBB" by S&P). See "Risk Considerations - Debt Securities." For a further description of S&P's and Moody's securities ratings see the Appendix to the SAI.

         Schroder EM Core Portfolio may invest in debt securities issued or guaranteed by emerging market governments (including countries, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"); debt securities issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development; and debt securities issued by corporations or financial institutions.

TEMPORARY DEFENSIVE POSITION

         When business or financial conditions warrant, each Fund (and the Portfolios in which Small Company Opportunities Fund invests) may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (i) short-term U.S. Government Securities; (ii) certificates of deposit, bankers acceptances and interest-bearing savings deposits of commercial banks; (iii) commercial paper; (iv) repurchase agreements; and (v) shares of money market funds registered under the 1940 Act within the limits specified therein. During periods when and to the extent that a Fund or Portfolio has assumed a temporary defensive position, it may not be pursuing its investment objective. Prime quality instruments are those that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the investment adviser to be of comparable quality. Apart from temporary defensive purposes, a Fund or Portfolio may at any time invest a portion of its assets in cash and cash equivalents as described above. International Portfolio and Schroder EM Core Portfolio also may hold cash and bank instruments denominated in any major foreign currency.

PORTFOLIO TURNOVER

         The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on market conditions. The Funds (or Portfolios) may engage in short-term trading but their portfolio turnover rate is not expected to exceed 100%. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund or Portfolio were replaced in a one year period. Higher portfolio turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. The Advisers weigh the anticipated benefits of short-term investments against these consequences. Also, higher portfolio turnover rates may cause shareholders of a Fund to recognize gains for federal income tax purposes. See "Taxation" in the SAI.

4.       RISK CONSIDERATIONS

FOREIGN INVESTMENTS

GENERAL

         All investments, domestic and foreign, involve certain risks. Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. In general, International Portfolio and Schroder EM Core Portfolio will invest only in securities of companies and governments in countries which SCMI, in its judgment, considers both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital and changes in foreign governmental attitudes towards private investment possibly leading to nationalization, increased taxation or confiscation of Portfolio assets. To the extent the Portfolios invest substantially in issuers located in one country or area, such investments may be subject to greater risk in the event of political or social instability or adverse economic developments affecting that country or area.

         Moreover, (i) dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Portfolio's, and thus the Fund's, shareholders; (ii) commission rates payable on foreign portfolio transactions are generally higher than in the U.S.; (iii) accounting, auditing and financial reporting standards differ from those in the U.S., and this may mean that less information about foreign companies may be available than is generally available about issuers of comparable securities in the U.S.; (iv) foreign securities often trade less frequently and with less volume than U.S. securities and consequently may exhibit greater price volatility; and (v) foreign securities trading practices, including those involving securities settlement, may expose the Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer or registrar.

CURRENCY FLUCTUATIONS AND DEVALUATIONS

         Because International Portfolio and Schroder EM Core Portfolio will invest heavily in non-U.S. currency denominated securities, changes in foreign currency exchange rates will affect the value of the Portfolio's investments. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

         Income from foreign securities will be received and realized in foreign currencies. A decline in the value of currencies in which a Portfolio's investments are denominated against the dollar will result in a corresponding decline in the dollar value of the Portfolio's assets. This risk tends to be heightened in the case of investments in certain emerging market countries as further discussed below. A decline in the value of a particular foreign currency against the U.S. dollar occurring after the Portfolio's income has been earned and computed in U.S. dollars may require the Portfolio to liquidate portfolio securities to acquire sufficient U.S. dollars to fund redemptions. Similarly, if the exchange rate declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the Portfolio may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

GEOGRAPHIC CONCENTRATION

         Schroder EM Core Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent it invests in issuers located in one country, a Portfolio is susceptible to factors adversely affecting that country. In particular, these factors may include the political and economic developments and foreign exchange rate fluctuations discussed above. As a result of investing substantially in one country, the value of a Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

EMERGING MARKETS

POLITICAL AND ECONOMIC RISKS

         Schroder EM Core Portfolio may invest in securities of issuers located in countries considered by some to be emerging market countries. The risks of investing in foreign securities may be greater with respect to securities of issuers in, or denominated in the currencies of, emerging market countries. In any emerging market country, there is the possibility of expropriation of assets, confiscatory taxation, nationalization, foreign exchange controls, foreign investment controls on daily stock market movements, default in foreign
government   securities,   political  or  social
instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as economic growth rates, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. Certain foreign investments may also be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Fund's shareholders. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

         Certain emerging market countries may restrict investment by foreign entities. For example, some of these countries may limit the size of foreign investment in certain issuers, require prior approval of foreign investment by the government, impose additional tax on foreign investors or limit foreign investors to specific classes of securities of an issuer that have less advantageous rights (with regard to price or convertibility, for example) than classes available to domiciliaries of the country. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund.

         Substantial limitations may also exist in certain countries with respect to a foreign investor's ability to repatriate investment income, capital or the proceeds of sales of securities. The Portfolio could be adversely affected by delays in, or refusals to grant, any required governmental approvals for repatriation of capital. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. In the event of expropriation, nationalization or other confiscation, the Portfolio could lose its entire investment in the country involved.

REGULATION AND LIQUIDITY OF MARKETS

         Government supervision and regulation of exchanges and brokers in emerging market countries is frequently less extensive than in the United States. Therefore, there is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates. These markets may have different clearance and settlement procedures. Securities settlements may, in some instances, be subject to delays and related administrative uncertainties. In certain cases, settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could adversely affect or interrupt the Fund's intended investment program or result in investment losses due to intervening declines in security values.

         The securities markets of many foreign countries, including emerging market countries, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Portfolio whose investment portfolio includes securities traded in such markets may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of United States companies. These foreign markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Furthermore, reduced secondary market liquidity may make it more difficult for the Portfolio to determine the value of its portfolio securities or dispose of particular instruments when necessary.

         Investing in local markets, particularly emerging markets, may require the Portfolio to adopt special procedures, seek local government approvals or take other actions each of which may involve additional costs to the Portfolio. Brokerage commissions and other transaction costs on and off of foreign securities exchanges are generally higher as well.

FINANCIAL INFORMATION AND STANDARDS AND REGULATION OF ISSUERS

         Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. Foreign companies may not be subject to uniform
accounting,   auditing  and  financial  reporting  standards.  Often,  available information about issuers and their securities is less extensive, and, in certain circumstances, substantially less extensive in foreign markets, and particularly emerging market countries, than in the United States. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S. laws.

CURRENCY FLUCTUATIONS AND DEVALUATIONS

         The risks associated with currency fluctuations and devaluations often are heightened with respect to investments in emerging market countries. For example, some currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of such currencies periodically. Some emerging market countries also may have managed currencies which do not freely float against the U.S. dollar. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

INFLATION

         Several emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation in recent years. Inflation and rapid fluctuations in inflation rates may have very negative effects on the economies and securities markets of certain emerging market countries. Further, inflation accounting rules in some emerging market countries require, for companies that keep accounting records in the local currency, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain emerging market companies.

DEBT SECURITIES

         Schroder EM Core Portfolio may invest without limitation in investment grade emerging market debt securities; it may invest up to 35% of its total assets in debt securities that are unrated or are rated below investment grade (below "Baa" by Moody's or "BBB" by S&P; (for a further description of Moody's and S&P's securities ratings please see the Appendix to the SAI.) Note that even debt securities rated "Baa" by Moody's are considered to have speculative characteristics. Below investment grade securities (and unrated securities of comparable quality) ("high yield/high risk securities") are predominantly speculative with respect to the capacity to pay interest and repay principal, and generally involve a greater volatility of price than securities in higher rating categories. These securities are commonly referred to as "junk" bonds. The risks associated with junk bonds are generally greater than those associated with higher-rated securities. The Portfolio is not obligated to dispose of securities due to rating changes by Moody's, S&P or other rating agencies. The Portfolio is not authorized to purchase debt securities that are in default, except for sovereign debt (discussed below) in which the Portfolio may invest no more than 5% of its total assets while such sovereign debt securities are in default.

         In purchasing high yield/high risk securities, the Portfolio will rely on the investment adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. Nonetheless, investors should review the investment objective and policies of the Fund and consider their willingness to assume risk before making an investment.

         High yield/high risk securities' market values are affected more by individual issuer developments and are more sensitive to adverse economic changes than are higher-rated securities. Issuers of high yield/high risk securities may be highly leveraged and may not have more traditional methods of financing available to them. During economic downturns or substantial periods of rising interest rates, issuers of high yield/high risk securities, especially highly leveraged ones, may be less able to service their principal and interest payment obligations, meet their projected business goals, or obtain additional financing. The risk of loss due to default by the issuer is significantly greater for holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. In addition, the Portfolio may incur additional expenses if it i required to seek recovery upon a default by the issuer of such an obligation or participate in the restructuring of such obligation.

         Periods of economic uncertainty and change will likely cause increased volatility in the market prices of high yield/high risk securities and, correspondingly, the Portfolio's net asset value if it invests in such securities; market prices of such securities structured as zero coupon or pay-in-kind securities are more affected by interest rate changes and thus tend to be more volatile than securities that pay interest periodically and in cash.

         High yield/high risk securities may have call or redemption features which would permit an issuer to repurchase the securities from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, the Portfolio would likely have to replace called securities with lower yielding securities, thus decreasing the Portfolio's net investment income and dividends to shareholders.

         While a secondary trading market for high yield/high risk securities does exist, it is generally not as liquid as the secondary market for higher rated securities. In periods of reduced secondary market liquidity, prices of high yield/high risk securities may become volatile and experience sudden and substantial price declines. The Portfolio may, therefore, have difficulty disposing of particular issues to meet its liquidity needs or in response to a specific economic event (such as a deterioration in the creditworthiness of the issuer). Reduced secondary market liquidity for certain high yield/high risk securities also may make it more difficult for the Portfolio to obtain accurate market quotations (for purposes of valuing the Portfolio's investment portfolio): market quotations are generally available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Under such conditions, high yield/high risk securities may have to be valued at fair value as determined by the Schroder Core Board or SCMI under Board-approved guidelines.

         Adverse publicity and investor perceptions (which may not be based on fundamental analysis) may decrease the value and liquidity of high yield/ high risk securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield/high risk securities are likely to adversely affect the Portfolio's, and thus the Fund's, net asset value.

SMALL COMPANY INVESTMENTS

         While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

         Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

5.       MANAGEMENT

     The business and affairs of the Funds are managed under the direction of the Board. The Trustees of the Trust are John Y. Keffer, Costas Azariadis, James
C. Cheng and J. Michael Parish. The business and affairs of the Index Portfolio and International Portfolio are managed under the direction of the Core Trust Board. The Trustees of the Trust also serve as the Trustees of Core Trust. The business and affairs of Schroder EM Core Portfolio are managed under the direction of the Schroder Core Board. The Trustees of Schroder Core are Peter E. Guernsey, Ralph E. Hansmann, John I. Howell, Laura E. Luckyn-Malone, Clarence F. Michalis, Hermann C. Schwab and Mark J. Smith. Additional information regarding the Trustees and the respective executive officers of the Trust and Schroder Core may be found in the SAI under "Management - Trustees and Officers."

INVESTMENT ADVISERS AND PORTFOLIO MANAGERS

INVESTORS EQUITY FUND

         H.M. Payson & Co., located at One Portland Square, Portland, Maine 04101, serves as investment adviser to Investors Equity Fund pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, Payson is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Payson was founded in Portland, Maine in 1854 and was incorporated in Maine in 1987, making it one of the oldest investment firms in the United States operating under its original name. Payson is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc. Payson provides investment management services through an investment advisory division and a trust division. As of December 1, 1997, Payson had in excess of $975 million in assets under management. Payson's clients include pension plans, endowment funds and institutional and individual accounts. For its services, Payson receives an advisory fee at an annual rate of 0.65% of the Fund's average daily net assets.

         Payson has entered into an investment sub-advisory agreement with Peoples Heritage Bank to exercise certain investment discretion over the assets (or a portion of assets) of the Fund. Subject to the general supervision of the Board, Peoples is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Peoples, located at One Portland Square, Portland, Maine 04101, and Bank of New Hampshire are subsidiaries of Peoples Heritage Financial Group, a multi-bank holding company. As of December 1, 1997, Peoples Heritage Financial Group had assets of $6.5 billion and Peoples and its affiliates managed assets in their trust departments with a value of approximately $932 million. Payson pays a fee to Peoples for its sub-advisory services. This fee is borne solely by Payson and does not increase the fee paid by shareholders of the Fund. For its services, Peoples receives a sub-advisory fee at an annual rate of 0.25% of the Fund's average daily net assets.

         William N. Weickert, Jr., CFA, Dana R. Mitiguy, CFA and Jonathan W. White, CFA serve as the portfolio managers of Investors Equity Fund. William N. Weickert, Jr. has sixteen years of experience in the investment industry and is a Director, equity and fixed income Research Analyst and Portfolio Manager of Payson, with which he has been associated since 1989. Prior to joining Payson, Mr. Weickert served as an Account Executive for Kidder Peabody & Co., and from 1981 through 1987 served as an equity trader and mutual fund manager for Scudder, Stevens & Clark. Mr. Weickert received a Bachelor of Arts degree from Hobart College. Dana R. Mitiguy has fourteen years of experience in the investment industry and is the Chief Investment Officer for Peoples' Heritage Bank. Prior to joining Peoples in September 1995, Mr. Mitiguy served as a Vice President at Key Trust of Maine. From 1992 through 1993, Mr. Mitiguy was a Managing Director with Boston American Asset Management and prior to that served as Assistant Vice President at The Boston Company. Mr. Mitiguy received a Bachelor of Arts degree from Middlebury College. Jonathan W. White, Chief Investment Officer for the Bank of New Hampshire, has over 25 years of experience in the investment industry. From 1989 through 1994, Mr. White was an investment associate with Connecticut Seed Ventures. Prior to that he served as Vice President - Research at the Bank of New England. Mr. White received a Bachelor of Arts degree from Dartmouth College and a Masters in Business Administration from the University of New Hampshire.

EQUITY INDEX FUND

         Subject to the general supervision of the Core Trust Board, Norwest provides investment advisory services to Index Portfolio. Norwest manages the investment and reinvestment of the assets of Index Portfolio and continuously reviews, supervises and administers the Portfolio's investments. In this regard, it is the responsibility of Norwest to make decisions relating to Index
Portfolio's investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolio, Norwest receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets.

The investment advisory fees paid to Norwest by Index Portfolio are borne indirectly by Equity Index Fund. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of September 30, 1997, Norwest Corporation had assets of $85.3 billion, which made it the 11th largest bank holding company in the United States, and Norwest and its affiliates managed assets with a value in excess of $53 billion.

     David D. Sylvester and Laurie R. White are primarily responsible for the day-to-day management of Index Portfolio. Mr. Sylvester has been associated with Norwest for 16 years, the last 8 years as a Vice President and Senior Portfolio Manager. He has over 20 years' experience in managing securities portfolios. Ms. White has been a Vice President and Senior Portfolio Manager of Norwest since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Mr. Sylvester and Ms. White began serving as portfolio managers of Index Portfolio on January 1, 1996.

SMALL COMPANY OPPORTUNITIES FUND

         Forum Investment Advisors, LLC serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, Forum Advisors is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Forum Advisors was organized under the laws of Delaware in 1997 and is registered under the Investment Advisers Act of 1940. For its services, Forum Advisors receives an advisory fee at an annual rate of 0.__% of the Fund's average daily net assets. The Fund also bears an investment advisory fee at a blended rate based on the investment advisory fees of the Portfolios in which the Fund invests. The total fee payable by the Fund through its investments in the Portfolios will vary based on the percentage of its assets invested in each Portfolio.

     Mark Kaplan, CFA, serves as the portfolio manager of the Fund. Mr. Kaplan has over thirteen years of experience in the investment industry and has been a Managing Director at Forum Financial Services, Inc., where he is responsible for investment advisory services, since September 1995. Before that Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co., an investment advisory and trust services company. Prior thereto, Mr. Kaplan was a securities analyst in the investment division of UNUM Life Insurance Company. Mr. Kaplan has a Masters in Business Administration from Boston University.

         Norwest serves as investment adviser to Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio. It is the responsibility of Norwest to make investment decisions and to continuously review, supervise and administer a Portfolio's investment program or to oversee the investment decisions of the Portfolio's investment subadviser, as applicable. For its services as investment subadvisers, Norwest receives fees of 0.25%, 0.90%, 0.90% and 0.95% of the net assets of Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, respectively. For a description of Norwest, see "Management -- Investment Advisers and Portfolio Managers --Equity Index Fund."

         To assist Norwest in carrying out its obligations, Core Trust and Norwest have retained the services of the investment subadvisers described below. Each investment subadviser makes investment decisions for the Portfolio to which it serves as investment subadviser and continuously reviews, supervises and administers the Portfolio's investment program with respect to that portion, if any, of the Portfolio's assets that Norwest believes should be managed by the investment subadviser. Currently, each investment subadviser manages all of the assets of the Portfolio that it subadvises. Norwest (and not the Portfolios) pays each investment subadviser a fee for its investment subadvisory services. This compensation does not increase the amount paid by the Portfolios to Norwest for investment advisory services.

         Crestone, which is located at 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111, serves as investment subadviser to Small Company Stock Portfolio. Crestone, an indirect investment advisory subsidiary of Norwest Corporation, provides investment advice regarding companies with small market capitalization to various clients, including institutional investors. As of June 30, 1997, Crestone managed assets with value of approximately $534 million.

         Peregrine, which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, serves as investment subadviser to Small Company Value Portfolio. Peregrine, an indirect investment advisory subsidiary of Norwest Corporation, provides investment advisory services to corporate and public pension plans, profit-sharing plans, savings-investment plans and 401(k) plans. As of June 30, 1997, Peregrine managed approximately $5.0 billion in assets.

         Smith, which is located at 500 Crescent Court, Suite 250, Dallas, Texas 75201, is a registered investment adviser. Smith provides investment management services to company retirement plans, foundations, endowments, trust companies and high net worth individuals using a disciplined equity style. As of June 30, 1997, Smith managed over $200 million in assets.

         SCMI serves as investment adviser to Schroder U.S. Small Companies Portfolio. It is the responsibility of SCMI to make investment decisions and to continuously review, supervise and administer the Portfolio's investment program. For its services as investment adviser, SCMI receives a fee of 0.60% of the Portfolio's net assets. For a description of SCMI, see "Management --
Investment Advisors and Portfolio Managers -- International Equity Fund and Emerging Markets Fund."

INTERNATIONAL EQUITY FUND AND EMERGING
MARKETS FUND

         SCMI  manages  the  investment  and   reinvestment  of  the  assets  of
International Portfolio and Schroder EM Core Portfolio, and continuously reviews, supervises and administers each Portfolio's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolios' investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services under the Investment Advisory Agreements between SCMI and Core Trust and between SCMI and Schroder Core, SCMI is entitled to receive an advisory fee at the annual rate of 0.45% in the case of International Portfolio, and 1.00% in the case of Schroder EM Core Portfolio, of the Portfolio's average daily net assets.

         The investment advisory fees paid to SCMI by International Portfolio and Schroder EM Core Portfolio are born indirectly by International Equity Fund and Emerging Markets Fund, respectively.

         SCMI, located at 787 Seventh Avenue, New York, New York 10019, is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. subsidiary of Schroders plc, a publicly owned company organized under the laws of England. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries world-wide. The investment management subsidiaries of the Schroder Group had, as of September 30, 1997, assets under management in excess of $175 billion.

     Michael Perelstein, a Senior Vice President of SCMI, with the assistance of an SCMI investment committee, is primarily responsible for the day-to-day management of International Portfolio's investment portfolio. Mr. Perelstein has been a Senior Vice President of SCMI since January 2, 1997. Prior thereto, Mr. Perelstein was a Managing Director at MacKay Shields. Mr. Perelstein has more than twelve years of international and global investment experience. Mr. Perelstein has served as portfolio manager of International Portfolio since January 1997.

         Schroder EM Core Portfolio's current investment managers are John A. Troiano, a Vice President of Schroder Core, who has managed the Portfolio's assets since its inception, assisted by the management team of Heather Crighton and Mark Bridgeman, who are responsible for the day-to-day management of the investment portfolio. Mr. Troiano, Chief Executive Officer of SCMI since July 1, 1997, has been a Managing Director of SCMI since October 1995 and has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1981. Ms. Crighton is a Vice President of SCMI and has been employed by SCMI in the investment research and portfolio management areas since 1992. Mr. Bridgeman, also a Vice President of

SCMI, has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1990.

ADMINISTRATIVE AND DISTRIBUTION SERVICES

         On behalf of the Funds, the Trust has entered into an administrative services agreement contract with Forum Administrative Services, LLC. As provided in this agreement, FAS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust. For these services, FAS receives from each Fund a fee computed and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.

         Pursuant to a distribution agreement with the Trust, Forum Financial Services, Inc. acts as distributor of the Funds' shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. Pursuant to a distribution agreement FFSI receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Funds' shares. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

         FFSI and FAS are located at Two Portland Square, Portland, Maine 04101. FFSI was incorporated under the laws of the State of Delaware on February 7, 1986. FFSI is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc. FAS was organized on December 29, 1995 under the laws of the State of Delaware. As of December 1, 1997, FAS and FFSI provide management, administration and distribution services to registered investment companies and collective investment funds with assets of approximately $30 billion.

         Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Funds and the Portfolios, including determination of each Fund's and Portfolio's net asset value, pursuant to separate agreements between FAcS and each of the Trust, Core Trust and Schroder Core.

         As of the date of this prospectus FAS, FFSI, FAcS and the Transfer Agent of the Trust were controlled by John Y. Keffer, president and Chairman of the Trust.

         FAS serves as  administrator of each Portfolio of Core Trust. For these
services,   FAS  receives  a  fee  at  an  annual  rate  of  0.05%  and  0.075%, respectively, of each Portfolio's average daily net assets.

         Schroder Advisors, Inc., 787 Seventh Avenue, New York, New York 10019 serves as administrator for each Portfolio of Schroder Core. Schroder Advisors is a wholly owned subsidiary of SCMI. For these services, Schroder Advisors receives an administrative services fee at an annual rate of 0.075% of the Portfolio's average daily net assets. In addition, Schroder Core and Schroder Advisors have entered into a sub-administration agreement with FAS. Payment for FAS's services with respect to the Schroder EM Core Portfolio is made by Schroder Advisors and is not a separate expense of the Portfolio.

SHAREHOLDER SERVICING

         Shareholder inquiries and communications concerning the Fund may be directed to Forum Financial Corp., the Fund's transfer agent and dividend disbursing agent. FFC maintains for each shareholder of record, an account (unless such accounts are maintained by sub-transfer agents) to which all shares purchased are credited, together with any distributions that are reinvested in additional shares. FFC also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FFC receives a fee at an annual rate of 0.25% of each Fund's average daily net assets plus $12,000.

         FFC is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be processing organizations (as described under "Purchases and Redemptions of Shares - Purchases and Redemptions Through Financial Institutions"), who agree to comply with the terms of the Transfer Agency Agreement. FFC may pay those agents for their services, but no such payment will increase FFC's compensation from the Trust.

EXPENSES OF THE TRUST

         Each Fund is obligated to pay for all of its expenses. The Funds' expenses comprise Trust expenses attributable to the Funds and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Funds and the portfolios in proportion to their average net assets. Each Fund's expenses include the Fund's pro rata share of the operating expenses of the Portfolio or Portfolios, if any, in which it invests, which are borne indirectly by the Fund's shareholders. A Fund's expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's, Core Trust's or Schroder Core's service contracts, custodian fees, fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's, Core Trust's or Schroder Core's trustees, officers and employees and other personnel performing services for the Trust, Core Trust or Schroder Core; and registration fees and related expenses.

         Each Adviser and each other service provider in its sole discretion, may waive all or any portion of its respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

PORTFOLIO TRANSACTIONS

         Each Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.

         The Advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective Adviser. The Advisers seek "best execution" for all portfolio transactions, but a Fund or Portfolio may pay higher than the lowest available commission rates when its investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

         Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Fund that invests in foreign securities than would be the case for comparable transactions effected on U.S. securities exchanges.

         Subject to the Funds' or Portfolios' policy of obtaining the best price consistent with quality of execution of transactions, each Adviser may employ broker-dealer affiliates of the Adviser (collectively "Affiliated Brokers") to effect brokerage transactions for the Fund managed by the Adviser. A Fund's payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board, the Core Trust Board or the Schroder Core Board, to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of a Fund's brokerage will be directed to Affiliated Brokers and in no event will a broker affiliated with the investment adviser directing the transaction receive brokerage transactions in recognition of research services provided to the adviser. The Advisers may effect transactions for the Funds (or the Portfolios) through brokers who sell Fund shares. The Funds have no obligation to deal with any specific broker or dealer in the execution of portfolio transactions.

         Although Investors Equity Fund and the Portfolios do not currently engage in directed brokerage arrangements to pay expenses, they may do so in the future. These arrangements, whereby brokers executing a Fund's or Portfolio's portfolio transactions would agree to pay designated expenses of the Fund or Portfolio if brokerage commissions generated by the Fund or Portfolio reached certain levels, might reduce the Fund's expenses or the Portfolio's expenses (and, indirectly, the Fund's expenses). As anticipated, these arrangements would not materially increase the brokerage commissions paid by the Fund or a Portfolio.

6.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

         Investments in a Fund may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

         Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form plus any applicable sales charge on all weekdays except days when the New York Stock Exchange is closed, normally, New Year's Day, Dr. Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day") (see "Sales Charges" below). Fund shares are issued immediately after an order for the shares in proper form is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern Time on each Fund Business Day. Fund shares become entitled to receive dividends on the next Fund Business Day after the order is accepted.

         The Funds reserve the right to reject any subscription for the purchase of their shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

         Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of a Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

         Normally, redemption proceeds are paid immediately following, but in no event later than seven days following, receipt of a redemption order in proper form by the Transfer Agent. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the Securities and Exchange Commission.

         Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

         The Trust employs reasonable procedures to insure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

         Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

         The following purchase and redemption procedures and shareholder services apply to investors who invest in a Fund directly. These investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this prospectus. For those shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

         There is a $5,000 minimum for initial investments in any Fund ($2,000 for individual retirement accounts).

         BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Fund at the address listed above. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, the Transfer Agent or FFSI.

         BY BANK WIRE. To make an initial investment in any Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

         BankBoston
         Boston, MA
         ABA# 011000390
         Credit To: Forum Financial Corp.
         Account #: 541-54171
            Re: [Name of Fund]
            Account #:______________
            Account Name: __________

         The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

         There is a $500 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check or by sending a bank wire as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

         AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in a Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from the Transfer Agent. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

         Shareholders that wish to redeem shares by telephone or by check or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

         BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

         BY TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at (207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

         BY BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

         AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to the Transfer Agent.

         OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

         Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

         The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

         The public offering price for shares of a Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends or other distributions. The sales charge is assessed for each Fund as follows:

                                      PUBLIC OFFERING          NET ASSET           DEALERS'
AMOUNT OF PURCHASE                         PRICE                 VALUE*          REALLOWANCE
--------------------------------- ------------------------- ----------------- -------------------
less than $100,000                         4.00%                 4.17%              3.50%
$100,000 but less than $200,000            3.50%                 3.63%              3.10%
$200,000 but less than $400,000            3.00%                 3.09%              2.70%
$400,000 but less than $600,000            2.50%                 2.56%              2.25%
$600,000 but less than $800,000            2.00%                 2.04%              1.75%
$800,000 but less than $1,000,000          1.50%                 1.52%              1.30%
$1,000,000 and up                          0.50%                 0.50%              0.40%

* Rounded to the nearest one-hundredth percent.

         FFSI's commission is the sales charge shown above less any applicable discount reallowed to selected brokers and dealers (including banks and bank affiliates purchasing shares as principal or agent). Normally, FFSI will reallow discounts to selected brokers and dealers in the amounts indicated in the table above. From time to time, however, FFSI may elect to reallow the entire sales charge to selected brokers or dealers for all sales with respect to which orders are placed with FFSI during a particular period. The dealers' reallowance may be changed from time to time.

         In addition, from time to time and at its own expense, FFSI may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (i) the provision of travel arrangements and lodging,
(ii) tickets for entertainment events and (iii) merchandise.

         No sales charge will be assessed on purchases made for investment purposes by: (a) any bank, trust company, savings association or similar institution with whom FFSI has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan); (b) any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; (c) any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services; (d) any broker-dealer with whom FFSI has entered into a Selected Dealer Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients; (e) directors and officers of the Trust; directors, officers and full-time employees of the Advisers, FFSI, any of their affiliates or any organization with which FFSI has entered into a selected dealer or processing agent agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;
(f) any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment; (g) persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, See "Purchases and Redemptions of Shares Exchanges"; and (h) employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986. The Trust may require appropriate documentation from an investor concerning that investor's eligibility to purchase Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

REDUCED SALES CHARGES

         For an investor to qualify for a reduced sales charge as described below, the investor must notify the Transfer Agent at the time of purchase. Programs for reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings.

         RIGHTS OF ACCUMULATION. An investor's purchase of additional shares of a Fund may qualify for rights of accumulation ("ROA") wherein the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Fund Business Day) of shares of a Fund held by the investor. For example, if an investor owned shares of a Fund worth $400,000 at the then current net asset value and purchased shares of the Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2.50% rate applicable to a single $450,000 purchase, rather than at the 4.0% rate. To qualify for ROA on a purchase, the investor must inform the Transfer Agent and supply sufficient information to verify that each purchase qualifies for the privilege or discount.

         LETTER OF INTENT. Investors may also obtain reduced sales charges based on cumulative purchases by means of a written Letter of Intent ("LOI"), which expresses the investor's intention to invest $100,000 or more within a period of 13 months in shares of a Fund. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI.

         An LOI is not a binding obligation upon the investor to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the LOI will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased within 13 months. Pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge. Share certificates are not issued for shares purchased under an LOI. Investors wishing to enter into an LOI can obtain a form of LOI from their broker or financial institution or by contacting the Transfer Agent.

EXCHANGES

         Fund shareholders are entitled to exchange their shares for shares of any other fund of the Trust or any other fund that participates in the exchange program and whose shares are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make.

         The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.

         If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

         BY MAIL. Exchanges may be accomplished by written instructions to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guaranteed is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

         EXCHANGE BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling the Transfer Agent at (207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

RETIREMENT PROGRAMS

         INDIVIDUAL RETIREMENT ACCOUNTS. A single Fund should not be considered as a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $2,000, and the minimum subsequent investment is $500. There are limits on the amount of tax-deductible contributions individuals may make into the various types of IRAs. Individuals should consult their tax advisers with respect to their specific tax situations as well as with respect to state and local taxes and read any materials supplied by the Funds concerning Fund sponsored IRAs.

         EMPLOYEE BENEFIT PLANS. A Fund may be a suitable investment vehicle for part of the assets held in various employee benefit plans, including 401(k) plans, 403(b) plans and SARSEPs.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

         Shares may be purchased and redeemed through certain broker-dealer banks, trust companies and their affiliates, and other financial institutions, including affiliates of the Transfer Agent ("Processing Organizations"). Processing Organizations may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any institution to promptly forward these requests.

         Investors who purchase shares through a Processing Organization may be charged a fee if they effect transactions in Fund Shares through a broker or agent and will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Customers who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

         Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of a Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

7.       DISTRIBUTIONS AND TAX MATTERS

THE FUNDS

DISTRIBUTIONS

         Distributions of each Fund's net investment income are declared and paid annually. Distributions of net capital gain, if any, realized by each Fund are distributed annually.

         Shareholders may have all distributions reinvested in additional shares of the Fund in which they invest or received in cash. In addition, shareholders may have distributions of net capital gain reinvested in additional shares of the Fund in which they invest and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of a Fund.

         All distributions will be reinvested at a Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

         Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Funds will not be liable for Federal income taxes on the net investment income and net capital gain distributed to their shareholders. Because each Fund intends to distribute all of their net investment income and net capital gain each year, each Fund should avoid all Federal income and excise taxes.

         Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain - that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain is received on those shares.

         Any distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the dividend or distribution. To the extent that the income or gain comprising a dividend or distribution were accrued by the Fund before the shareholder purchased the shares, the dividend or distribution would be in effect a return of capital to the shareholder. All dividends and distributions, including those that operate as a return of capital, however, are taxable as described above to the shareholder receiving them regardless of the length of time he may have held shares prior to the dividend or distribution.

         It is expected that a portion of each Fund's dividends to shareholders will qualify for the dividends received deduction for corporations.

         The Funds may be required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

         Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by a Fund will be mailed to shareholders shortly after the close of each year.

         EFFECT OF FOREIGN TAXES. With respect to each Fund that invests in foreign securities, foreign governments may impose taxes on the Fund or Portfolio and its investments, which generally reduce the Fund's income. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gain than was actually distributed by the Fund but will also show the amount of the available offsetting credit or deduction.

         If International Equity Fund and Emerging Markets Fund are eligible to do so, each intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Portfolio in which the Fund invests. If a Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (i) distributions received from the Fund; and (ii) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from, dividends and interest paid to the Fund or Portfolio from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

         The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

THE PORTFOLIOS

         The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gain and losses of a Portfolio are deemed to have been "passed through" to the Fund in proportion to its holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio. Investment income received by a Fund from sources within foreign countries may be subject to foreign income or other taxes, with respect to which shareholders may be entitled to claim a credit or deduction. See "The Funds Taxes" immediately above.

8.       OTHER INFORMATION

PERFORMANCE INFORMATION

         Each Fund's performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. A Fund's yield is a way of showing the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of a Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. A Fund also may advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of the shares purchased that does take into account payment of a sales load. Each Fund's advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

         Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FAS would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

         The Trust determines the net asset value per share of a Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund or Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board, the Core Trust Board or the Schroder Core Board, as applicable, or pursuant to procedures approved by the Board, the Core Trust Board, or the Schroder Core Board, as applicable.

THE TRUST AND ITS SHARES

         The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 23 separate series.

         Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

         From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of the date hereof, due to the initial investment in Small Company Opportunities Fund, prior to the public offering of shares, FFSI may be deemed to control the Fund.

CORE & GATEWAY STRUCTURE

         THE PORTFOLIOS. Each of Equity Index Fund, International Equity Fund and Emerging Markets Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, which has substantially the same investment objective and policies as the Fund. Small Company Opportunities Fund currently seeks to achieve its investment objective by investing in several Portfolios. Accordingly, the Portfolios directly acquire their own securities and the Funds acquire an indirect interest in those securities. Index Portfolio, International Portfolio, Small Cap Index Portfolio, Small Company Stock
Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio are separate series of Core Trust, a business Trust organized under the laws of the State of Delaware in September 1994. Schroder EM Core Portfolio and Schroder U.S. Smaller Companies Portfolio are separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in September 1995. Each of Core Trust and Schroder Core is registered under the Act as an open-end management investment company. Core Trust currently has 22 separate portfolios and Schroder Core currently has four separate portfolios. The assets of each Portfolio, belong only to, and the liabilities of each Portfolio are borne solely by, the Portfolio and no other portfolio of the respective trust.

         The investment objective and fundamental investment policies of the Funds and the Portfolios can be changed only with shareholder approval. See "Investment Objectives and Policies" and "Management" for a complete description of the Portfolios' investment objective, policies, restrictions, management, and expenses.

         The Funds' investment in the Portfolios is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, each of the Portfolios has at least one other open-end management investment company that invests in the Portfolio. The Portfolios may permit other investment companies or institutional investors to invest in them. All investors in a Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

         The Portfolios normally will not hold meetings of investors except as required by the Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in a Portfolio, they could hold have voting control of the Portfolio.

         The Portfolios will not sell their shares directly to members of the general public. Another investor in a Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as a Fund invests in the Portfolio, and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests in a Portfolio. Information regarding the funds that invest in the Schroder EM Core Portfolio and Schroder U.S. Smaller Companies Portfolio and any such funds in the future will be available from Schroder Core by calling Forum Financial Services, Inc. at (800) 290-9826. Information regarding the funds that invests in the other Portfolios and any such funds in the future will be available from Core Trust by calling Forum Financial Services, Inc. at (207) 879-1900.

         Under the Federal securities laws, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Both Core Trust and Schroder Core, their respective Trustees and certain of their officers are required to sign the registration statement of the Trust and the registration statements of certain other publicly-offered investors in the Portfolio. In addition, under the Federal securities laws, Core Trust and Schroder Core could be liable for a misstatements or omissions of a material fact in any proxy soliciting material of a publicly-offered investor in Core Trust or Schroder Core, including the Fund. Under the Trust Instrument for Core Trust, each investor in Index Portfolio or International Portfolio, including the Trust, indemnifies Core Trust and its Trustees and officers ("Core Trust Indemnitees") against certain claims. Likewise, under the Trust Instrument for the Schroder Core, each investor in the Schroder EM Core Portfolio, including the Trust, indemnifies Schroder Core and its Trustees and officers ("Schroder Core Indemnitees") against certain claims. Indemnified claims are those brought against Core Trust Indemnitees or Schroder Core Indemnitees but based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials, except to the extent such claim is based on a misstatement or omission of a material fact relating to information about Core Trust or Schroder Core in the investor's registration statement or proxy materials that was supplied to the investor by Core Trust or Schroder Core. Similarly, Core Trust and Schroder Core indemnify each investor in their respective Portfolios, including the Funds, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Core Trust or Schroder Core that is supplied to the investor by Core Trust or Schroder Core. In addition, each registered investment company investor in a Portfolio indemnifies each Core Trust Indemnitee or Schroder Core Indemnitee, as applicable, against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Core Trust or Schroder Core. The purpose of these cross-indemnity provisions is principally to limit the liability of each of Core Trust and Schroder Core to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Core Trust or in Schroder Core, Core Trust's and Schroder Core's liability is similarly limited to information about and supplied by Core Trust or Schroder Core, respectively.

         CERTAIN RISKS OF INVESTING IN THE PORTFOLIOS. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Fund's Adviser, or another investment adviser or the investment of Fund's assets in another pooled investment entity. The inability of a Fund to find a suitable replacement investment, in the event that the Fund's Adviser did not manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

         Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio, but not any other portfolio of Core Trust or Schroder Core, as applicable. The risk to an investor in a Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which the Portfolio was unable to meet its obligations. Upon liquidation of a Portfolio, investors, including the Fund, would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                EQUITY INDEX FUND
                              INVESTORS EQUITY FUND
                        SMALL COMPANY OPPORTUNITIES FUND
                            INTERNATIONAL EQUITY FUND
                              EMERGING MARKETS FUND

--------------------------------------------------------------------------------

Account Information and
Shareholder Servicing:                   Distributor:
         Forum Financial Corp.                    Forum Financial Services, Inc.
         P.O. Box 446                             Two Portland Square
         Portland, Maine 04112                    Portland, Maine  04101
         207-879-0001                             207-879-1900
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH ___, 1998

Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information supplements the "Preliminary Prospectus" dated November 15, 1997 offering shares of Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund (each a Fund and collectively the "Funds") and should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust's Distributor at the address listed above.

Each Fund, except for Investors Equity Fund currently seeks to achieve its investment objective by holding the securities of one or more separate portfolios of registered open-end management investment company.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  TABLE OF CONTENTS

                                                                            PAGE

        1.       General......................................................
        2.       Investment Policies..........................................
        3.       Investment Limitations.......................................
        4.       Performance Data.............................................
        5.       Management...................................................
        6.       Determination of Net Asset Value.............................
        7.       Portfolio Transactions.......................................
        8.       Additional Purchase and
                    Redemption Information....................................
        9.       Taxation.....................................................
        10.      Other Information............................................

        Appendix A - Description of Securities Ratings
        Appendix B - Text of Forum Brochure

1.  GENERAL

THE TRUST. The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series. The Trust currently has authorized shares of twenty-four series, including series that have not commenced operation as of the date of this SAI. The series of the Trust are as follows:

         Investors High Grade Bond Fund
         Investors Bond Fund
         TaxSaver Bond Fund
         Daily Assets Cash Fund
         Daily Assets Treasury Fund
         Daily Assets Government Fund
         Daily Assets Municipal Fund
         Daily Assets Treasury Obligations Fund
         Payson Value Fund
         Payson Balanced Fund
         Maine Municipal Bond Fund
         New Hampshire Bond Fund
         Austin Global Equity Fund
         Oak Hall Equity Fund
         Quadra Limited Maturity Treasury Fund
         Quadra Value Equity Fund
         Quadra Growth Fund
         Quadra International Equity Fund
         Quadra Opportunistic Bond Fund
         Equity Index Fund
         Investors Equity Fund
         International Equity Fund
         Emerging Markets Fund
         Investors Growth Fund

DEFINITIONS. As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Board" means the Board of Trustees of Forum Funds.

"Core Trust" means Core Trust (Delaware), a Delaware business trust.

"Core Trust Board" means the Board of Trustees of Core Trust (Delaware).

"Core Trust Portfolio" means Index Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, each, a series of Core Trust.

"FAS" means Forum Administrative Services, LLC.

"FAcS" means Forum Accounting Services, LLC.

"FFC" means Forum Financial Corp.

"FFSI" means Forum Financial Services, Inc.

"Forum Advisors" means Forum Advisors, Inc.

"Fund"  means  Equity  Index  Fund,   Investors   Equity  Fund,   Small  Company
Opportunities Fund, International Equity Fund or Emerging Markets Fund.

"Fund Business Day" has the meaning ascribed thereto in the current Prospectus of the Funds.

"NRSRO" means a nationally recognized statistical rating organization.

"Norwest" means Norwest Investment Management, Inc.

"Portfolio" means Index Portfolio, Schroder U.S. Smaller Companies Portfolio, International Portfolio, Schroder EM Core Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio or Small Cap Value Portfolio.

"SAI" means this Statement of Additional Information.

"SCMI" means Schroder Capital Management International, Inc.

"SEC" means the U.S. Securities and Exchange Commission.

"Schroder Core" means Schroder Capital Funds.

"Schroder Core Board" means the Board of Trustees of Schroder Core.

"Schroder Core Portfolio" means Schroder U.S. Smaller Companies Portfolio, International Portfolio and Schroder EM Core Portfolio.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"1940 Act" means the Investment Company Act of 1940, as amended.

2. INVESTMENT POLICIES

INTRODUCTION

The following information supplements the discussion found under "Investment Objective and Policies" in the Prospectus. Each of Equity Index Fund, International Equity Fund and Emerging Markets Fund currently seeks to achieve its investment objective by investing all of its investment assets in a Portfolio, which has substantially the same investment objective and policies. Because each Fund has the same investment policies as the Portfolio in which it invests and currently invests all of its assets in that Portfolio, investment policies for these Funds and the Portfolios in which they invest are generally discussed in reference to the Fund. Small Company Opportunities Fund currently seeks to achieve its investment objective by investing its assets in two or more Portfolios. Accordingly, the Fund may invest in certain of the instruments described below through the Portfolios in which it invests.

Each of International Fund and Emerging Markets Fund will normally invest at least 65% of its total assets in equity securities of companies domiciled outside the United States, including common and preferred stock, convertible securities, depository receipts, and warrants or rights to purchase such equity securities. Investments also may be made in debt obligations of foreign governments, corporations and international or supranational organizations (and their agencies or instrumentalities).

For temporary defensive purposes, to accumulate cash for investments, or to meet anticipated redemptions, each Fund may invest in (or enter into repurchase agreements with banks and broker dealers with respect to) short-term debt securities, including Treasury bills and other U.S. Government securities, and certificates of deposit and bankers' acceptances of U.S. banks. The Funds may also hold cash and time deposits in foreign banks, denominated in any major foreign currency. In anticipation of foreign exchange requirements and to avoid losses due to adverse movements in foreign currency exchange rates, the International Equity Fund and Emerging Markets Fund also may enter into forward contracts to purchase and sell foreign currencies. See "Forward Foreign Currency Exchange Contracts" below.

ILLIQUID AND RESTRICTED SECURITIES

"Illiquid and Restricted Securities" under "Investment Policies" in the Prospectus sets forth the circumstances in which a Fund may invest in "restricted securities". In connection with the Funds' original purchase of restricted securities it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must (a) on each business day, at least equal the market value of the loaned securities and (b) must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When lending portfolio securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities (less any finders' or administrative fees the Fund pays in arranging the loan). A Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board. A Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or the investment adviser to the Fund. The terms of a Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities which have remaining maturates not exceeding one year. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the U.S. Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies or instrumentalities referred to above are backed by the full faith and credit of the U.S. Government.

BANK OBLIGATIONS

Each Fund may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1 billion. Such banks must be members of the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation.

Each Fund also may invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. Each Fund will invest in instruments issued by foreign banks which, in the view of its investment adviser and the Trustees of the Trust, Core Trust or Schroder Core, are of credit-worthiness and financial stature in their respective countries comparable to U.S. banks used by the Fund.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

SHORT-TERM DEBT SECURITIES

The Funds may invest in commercial paper, that is, short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by a Fund for temporary defensive purposes consists of direct obligations of domestic issuers which, at the time of investment, are rated "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's Corporation ("S&P"), or securities which, if not rated, are issued by companies having an outstanding debt issue currently rated Aa by Moody's or AAA or AA by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper ratings assigned by S&P.

REPURCHASE AGREEMENTS

Each Fund may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers maturing in seven days or less. In a typical repurchase agreement the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Fund's investment adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, a Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the investment adviser reviews the credit-worthiness of those banks and dealers with which the Fund enters into repurchase agreements.

CONVERTIBLE SECURITIES

The Funds may invest in convertible preferred stocks and convertible debt securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, carry less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

DEBT-TO-EQUITY CONVERSIONS

Emerging Markets Fund may invest up to 5% of its net assets in debt-to-equity conversions. Debt-to-equity conversion programs are sponsored in varying degrees by certain emerging market countries, particularly in Latin America, and permit investors to use external debt of a country to make equity investments in local companies. Many conversion programs relate primarily to investments in transportation, communication, utilities and similar infrastructure-related areas. The terms of the programs vary from country to country, but include significant restrictions on the application of proceeds received in the conversion and on the repatriation of investment profits and capital. When inviting conversion applications by holders of eligible debt, a government usually specifies the minimum discount from par value that it will accept for conversion. SCMI believes that debt-to-equity conversion programs may offer investors opportunities to invest in otherwise restricted equity securities that have a potential for significant capital appreciation and intends to invest assets of the Portfolio to a limited extent in such programs under appropriate circumstances. There can be no assurance that debt-to-equity conversion programs will continue or be successful or that the Portfolio will be able to convert all or any of its emerging market debt portfolio into equity investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To hedge against adverse price movements in the securities held in its portfolio and the currencies in which they are denominated (as well as in the securities it might wish to purchase and their denominated currencies) International Equity Fund and Emerging Markets Fund may engage in transactions in forward foreign currency contracts.

A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell a currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. International Equity Fund and Emerging Markets Fund may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

Currently, only a limited market, if any, exists for hedging transactions relating to currencies in many emerging market countries or to securities of issuers domiciled or principally engaged in business in emerging market countries. This may limit a Fund's ability to effectively hedge its investments in those emerging markets. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currencies should rise. In addition, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

A Fund will enter into forward contracts under certain instances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, wish to secure the price of the security in U.S. dollars or some other foreign currency which the Portfolio is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale (for a fixed amount of dollars or other currency) of the amount of foreign currency involved in the underlying security transactions, a Fund will be able to protect itself against possible loss (resulting from adverse changes in the relationship between the U.S. dollar or other currency being used for the security purchase and the foreign currency in which the security is denominated) during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

In addition, when a Fund anticipates purchasing securities at some future date, and wishes to secure the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, it may enter into a forward contract to purchase an amount of currency equal to part or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency.

In all of the above instances, if the currency in which a Fund's portfolio securities (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased, then the Fund will have realized fewer gains than if the Fund had not entered into the forward contracts. Furthermore, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

To the extent that a Fund enters into forward foreign currency contracts to hedge against a decline in the value of portfolio holdings denominated in a particular foreign currency resulting from currency fluctuations, there is a risk that the Fund may nevertheless realize a gain or loss as a result of currency fluctuations after such portfolio holdings are sold should the Fund be unable to enter into an "offsetting" forward foreign currency contract with the same party or another party. A Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualifications as a regulated investment company (see "Taxation").

A Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by SCMI. Generally, a Fund will not enter into a forward contract with a term of greater than one year.

OPTIONS AND HEDGING

As discussed in the Prospectus, certain Funds (and Portfolios) may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities and may purchase options of the same series to effect closing transactions; and may hedge against potential changes in the market value of its investments (or anticipated investments) by purchasing put and call options on portfolio (or eligible portfolio) securities (and the currencies in which they are denominated) and engaging in transactions involving futures contracts and options on such contracts.

Call and put options on U.S. Treasury notes, bonds and bills and on various foreign currencies are listed on several U.S. and foreign securities exchanges and are written in over-the-counter transactions ("OTC Options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives a Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell, to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give a Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange at the exercise price.

The OCC or other clearing corporation or exchange that issues listed options ensures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With OTC options, variables such as expiration date, exercise price and premium will be agreed between a Fund and the transacting dealer. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. A Fund will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

OPTIONS ON FOREIGN CURRENCIES. International Equity Fund and Emerging Markets Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, a Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. A Fund may also purchase call and put options to close out written option positions.

A Fund may also write covered call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to a Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, a Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to a Fund resulting from an increase in the U.S. dollar value of the foreign security. However, a Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put option positions.

Markets in foreign currency options are relatively new and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a Fund will not purchase or write such options unless and until, in the opinion of the SCMI, the market for them has developed sufficiently to ensure that their risks are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar: as a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

COVERED CALL WRITING. Emerging Markets Fund is permitted to write covered call options on portfolio securities and on the U.S. dollar and foreign currencies in which they are denominated, without limit. Equity Index Fund and Investors Equity Fund may write covered calls on up to 100% of their total assets if the calls are listed on a domestic securities or commodities exchange. Generally, a call option is "covered" if a Fund owns (or has the right to acquire without additional cash consideration (or for additional cash consideration held for the Fund by its Custodian in a segregated account) the underlying security (currency) subject to the option. In the case of call options on U.S. Treasury Bills, however, the Fund might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the security (currency) deliverable under the call option. A call option is also covered if a Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call or greater than the exercise price of the call written if the mark to market difference is maintained by a Fund in cash, U.S. Government securities or other high grade debt obligations which the Portfolio holds in a segregated account maintained with its custodian.

A Fund will receive a premium from the purchaser in return for a call it has written. Receipt of such premiums may enable a Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by a Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency. However, during the option period, the covered call writer has, in return for the premium, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

With respect to listed options and certain OTC options, during the option period a Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once a Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security

(currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

Options written by a Fund will normally have expiration dates of up to eighteen months from the date written. The exercised price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

COVERED PUT WRITING. As a writer of a covered put option, a Fund would incur an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A put is "covered" if at all times a Fund maintains with its custodian (in a segregated account) cash, U.S. Government securities or other high grade obligations in an amount equal to at least the exercise price of the option. Similarly, a short put position could be covered by a Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by a Fund in cash, U.S. Government securities or other high grade debt obligations which the Fund holds in a segregated account maintained at its custodian. In writing puts, a Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period a Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

A Fund will write put options for three purposes: (1) to receive the income derived from the premiums paid by purchasers; (2) when the investment adviser wishes to purchase the security (or a security denominated in the currency underlying the option) underlying the option at a price lower than its current market price (in which case it will write the covered put at an exercise price reflecting the lower purchase price sought); and (3) to close out a long put option position. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the differences between the exercise price of the option and the current market price of the underlying securities (currencies) when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

PURCHASING CALL AND PUT OPTIONS. Equity Index Fund and Investors Equity Fund may purchase put options ("puts") that relate to: (i) securities it holds, (ii)
Stock Index Futures (whether or not it holds such Stock Index Futures in its portfolio), or (iii) broadly-based stock indices. The Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. The fund may purchase calls: (a) as to securities, broadly-based stock indices or Stock Index Futures, or (b) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by the Fund would not exceed 5% of the Fund's total assets. Emerging Markets Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. A Fund may purchase a call option in order to close out a covered call position (see "Covered Call Writing" above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by a Fund.

A Fund may purchase put options on securities (currencies) which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater then the premium paid for the option, a Fund would incur no additional loss. In addition, a Fund may sell a put option it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold. Any such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price if the market price of the underlying security (or the value of its denominated currency) increases, but has retained the risk of loss if the price of the underlying security (or the value of its denominated currency) declines. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A covered put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a covered put writer would be unable to utilize the amount held in cash or U.S. Government or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

A Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, since such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, a Fund may be able to purchase an offsetting option that does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If a Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions will be entered into by a Fund only with brokers or financial institutions deemed creditworthy by its investment adviser or subadviser.

Exchanges have established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. If the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

The extent to which a Fund may enter into transactions involving options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and a Fund's intention to qualify as such (see "Taxation").

FUTURES CONTRACTS. Certain Funds may purchase and sell interest rate, currency, and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges, on such underlying securities as U.S. Treasury bonds, notes and bills, and/or any foreign government fixed-income security ("interest rate" futures), on various currencies ("currency futures") and on such indices of U.S. and foreign securities as may exist or come into being ("index futures").

A Fund will purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. If the investment adviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities fall, a Fund may sell an interest rate futures contract. If declining interest rates are anticipated, a Fund may purchase an interest rate futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

A Fund will purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. If it anticipates that the prices of securities it holds may fall, a Fund may sell an index futures contract. Conversely, if a Fund wishes to hedge against anticipated price rises in those securities which it intends to purchase, the Fund may purchase an index futures contract.

A Fund will purchase or sell currency futures on currencies in which its portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. A Fund will enter into currency futures contracts for the same reasons as set forth above for entering into forward foreign currency exchange contracts; namely, to secure the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis-a-vis a different currency.

In addition to the above, interest rate, index and currency futures will be bought or sold in order to close out short or long positions maintained by a Fund in corresponding futures contracts.

Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transaction.

INTEREST RATE FUTURES CONTRACTS. When a Fund enters into an interest rate futures contract, it is initially required to deposit with its custodian (in a segregated account in the name of the broker performing the transaction) an "initial margin" of cash or U.S. Government securities or other high grade short-term obligations equal to approximately 2% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of money by a brokers' client but is, rather, a good faith deposit on the futures contract that will be returned to a Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and a Fund may be required to make subsequent deposits of cash or U.S. Government securities (called "variation margin") with the Fund's futures contract clearing broker, which are reflective of price fluctuations in the futures contract.

CURRENCY FUTURES. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. SCMI will assess such factors as cost spreads, liquidity and transaction costs in determining whether to use futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply generally to the buying and selling of futures. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

INDEX FUTURES CONTRACTS. Each Fund, except International Equity Fund, may invest in index futures contracts. An index futures contract sale creates an obligation by a Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indices do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date that reflects accumulated profits and losses credited or debited to each party's account.

A Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. A Fund may be required to make additional margin payments during the term of the contract.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to a Fund and the Fund realizes a loss or gain.

OPTIONS ON FUTURES CONTRACTS. A Fund may purchase and write call and put options on futures contracts traded on an exchange and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

A Fund will purchase and write options on futures contracts for purposes identical to those set forth above for the purchase of a futures contract

(purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the investment adviser wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Adviser seeks to hedge. Any premiums received in the writing of options on futures contracts may provide a further hedge against losses resulting from price declines in portions of a Fund's investment portfolio.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in SCMI's opinion, the market for such options has developed sufficiently that the risks in connection with them are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. A Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of a Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of a Fund's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which a Fund is exempted from registration as a commodity pool operator, the Fund may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. Except as described above, there are no other limitations on the use of futures and options thereon by a Fund.

The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. A Fund may sell a futures contract to protect against the decline in the value of securities (or the currency in which they are denominated) held by a Fund. However, it is possible that the futures market may advance and the value of a Fund's securities (or the currency in which they are denominated) may decline. If this occurs, a Fund will lose money on the futures contract and also experience a decline in value of its portfolio securities. While this might occur for only a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

If a Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy (or the currency in which they are denominated), and the value of such securities (currencies) decreases, then a Fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

If a Fund has sold a call option on a futures contract, it will cover this position by holding (in a segregated account maintained at its Custodian) cash, U.S. Government Securities or other high grade debt obligations equal in value (when added to any initial or variation margin on deposit) to the market value of the securities (currencies) underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities (currencies) underlying the futures contract, or by holding a call option permitting a Fund to purchase the same contract at a price no higher than the price at which the short position was established.

In addition, if a Fund holds a long position in a futures contract it will hold cash, U.S. Government Securities or other high grade debt obligations equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account maintained for a Fund by its Custodian. Alternatively, a Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Fund's ability to effectively hedge its portfolio.

Futures contracts and options thereon that are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges and brokerage commissions, clearing costs and other transaction costs may be higher. Greater margin requirements may limit a Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may cause delays in the settlement of a Fund's foreign exchange transactions.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Fund's investment adviser.

While the futures contracts and options transactions to be engaged in by a Fund for the purpose of hedging its portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities (and the currencies in which they are denominated) is that the prices of securities and indices subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of a Fund's portfolio securities (and the currencies in which they are denominated). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which a Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

There may exist an imperfect correlation between the price movements of futures contracts purchased by a Fund and the movements in the prices of the securities (currencies) which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities or currency markets and futures markets could result. Price distortions could also result if investors in futures contracts choose to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market can be anticipated with the resulting speculation causing temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends may still not result in a successful hedging transaction.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Fund from closing out a contract, which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

The extent to which a Fund may enter into transactions involving futures contracts and options thereon may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such.

TAX ASPECTS OF HEDGING INSTRUMENTS. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). One of the tests for such qualification is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. Due to this limitation, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing calls or puts that expire in less than three months; (iii) effecting closing transactions with respect to calls or puts purchased less than three months previously; (iv) exercising puts held by the Fund for less than three months; and (v) writing calls on investments held for less than three months.

WARRANTS AND STOCK RIGHTS. A Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance). A Fund may not invest more than 5% of its net assets (at the time of investment) in warrants (other than those that have been acquired in units or attached to other securities). No more than 2% of a Fund's net assets (at the time of investment) may be invested in warrants that are not listed on the New York or American Stock Exchanges. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein). The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

In addition, a Fund may invest up to 5% of its assets (at the time of investment) in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time period.

FOREIGN SECURITIES

Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. There may be less publicly available information about foreign issuers than is available for U.S. issuers, and foreign auditing, accounting and financial reporting practices may differ from U.S. practices. Foreign securities markets may be less active than U.S. markets, trading may be thin and consequently securities prices may be more volatile. The Funds' investment adviser, will, in general, invest only in securities of companies and governments of countries which, in its judgment, are both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on the repatriation of foreign capital and changes in foreign governmental attitudes toward private investment, possibly leading to nationalization, increased taxation, or confiscation of Portfolio assets.

DEPOSITORY RECEIPTS

Investments in securities of foreign issuers may on occasion be in the form of sponsored or unsponsored American Depository Receipts ("ADRs") or European Depository Receipts ("EDRs"), or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued in the United States by a bank or trust company, evidencing ownership of the underlying securities. EDRs are typically issued in Europe under a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

USE OF FORWARD CONTRACTS IN FOREIGN EXCHANGE TRANSACTIONS

To protect or "hedge" against adverse movements in foreign currency exchange rates, International Equity Fund and Emerging Markets Fund may invest in forward contracts to purchase or sell an agreed-upon amount of a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the currency which is sold, they expose a Fund to the risk that the counterparty is unable to perform and they tend to limit commensurately any potential gain which might result should the value of such currency increase during the contract period.

HIGH YIELD/JUNK BONDS

International Equity Fund may invest up to 5% of its assets in bonds rated below Baa by Moody's or BBB by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Emerging Markets Fund may invest up to 35% of its assets in such high yield/high risk securities. Securities rated lower than Baa by Moody's or BBB by S&P are classified as non-investment grade securities and are considered speculative. Junk bonds may be issued as a consequence of corporate restructurings (such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events) or by smaller or highly leveraged companies. Although the growth of the high yield securities market in the 1980's paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on (i) the high yield bond market, (ii) the value of high yield securities and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goal, or to obtain additional financing. In addition, the market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Fund may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Fund's investment adviser.

Prices for junk bonds also may be affected by legislative and regulatory developments. For example, new federal laws require the divestiture by federally insured savings and loans associations of their investments in high yield bonds. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Fund's net asset value and investment practices, the market for high yield securities, the financial condition of issuers of these securities, and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

SHORT SALES AGAINST-THE-BOX

After the Fund makes a short sale against-the-box, while the short position is open, the Fund must own an equal amount of the securities sold short; or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out.

3.  INVESTMENT LIMITATIONS

The following investment restrictions restate or are in addition to those described under "Investment Objective and Policies" and "Additional Investment Policies and Risk Considerations" in the Prospectus. Each Fund has adopted the following investment limitations which are fundamental policies of the Funds, unless otherwise stated. Each Fund that invests in a Portfolio has the same fundamental investment policies as the Portfolio in which it invests. Thus, reference to any Fund that invests in a Portfolio includes reference to the Portfolio in which that Fund invests:

(a)      Diversification:

         No Fund (other than Emerging Markets Fund) may, with respect to 75% of its assets, purchase a security if as a result: (i) more than 5% of its assets would be invested in the securities of any single issuer or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.

(b)      Illiquid Securities

         No Fund (except for Small Company Opportunities Fund) will invest more than 10% of its assets in "illiquid securities", which are securities that cannot be disposed of within seven days at their then current value. For purposes of this limitation, "illiquid securities" includes, except in those circumstances described below: (i) "restricted securities", which are securities that cannot be resold to the public without registration under the Federal securities laws, and (ii) securities of issuers having a record (together with all predecessors) of less than three years of continuous operation.

         As a nonfundamental policy, Small Company Opportunities Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1993 Act, as amended ("Restricted Securities").

(c)      Concentration

         Neither Equity Index Fund or Investors Equity Fund may purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, securities, mortgage-related or housing-related securities, municipal securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         Small Company Opportunities Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. government securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to
         Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         International Equity Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities; (2) there is no limit on investment in issuers domiciled in a single country; (3) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (4) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         Emerging Markets Fund will not purchase a security if, as a result, more than 25% of the Fund's or Portfolio's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. government securities, in repurchase agreements covering U.S. government securities, in securities issued by the states, territories or possessions of the
         United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund or Portfolio may invest in one or more investment companies; provided that, except to the extent the it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund or Portfolio treats the assets of the investment companies in which it invests as its own for purposes of this policy.

(d)      Underwriting Activities

         No Fund (except Small Company Opportunities Fund) will underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

         Small Company Opportunities Fund may not underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(e)      Borrowing

         Equity Index Fund, Investors Equity Fund, Small Company Opportunities Fund and International Equity Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but no in excess of 33 1/3% of the value of the Fund's total assets (as computed immediately after the borrowing).

         Emerging   Markets  Fund  will  not  borrow  money  if,  as  a  result, outstanding borrowings would exceed an amount equal to one third of the Fund's or Portfolio's total assets.

         As a non-fundamental policy, Small Company Opportunities Fund's borrowings for other than temporary or emergency purposes or meeting redemption requests may not exceed an amount equal to 5% of the Fund's net assets.

(f)      Pledging

         International Fund may not pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of the total assets of the Fund.

         As a non-fundamental policy, Equity Index Fund, Investors Equity Fund and Small Company Opportunities Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions.

(g)      Margin and Short Sales

         International Equity Fund may not purchase securities on margin or sell short.

         No Fund (other than International Equity Fund and Small Company Opportunities Fund) may: (i) purchase securities on margin; however, the Fund may make margin deposits in connection with any Hedging Instruments, which it may use as permitted by any of its other fundamental policies; or (ii) sell securities short.

         As non-fundamental policies, Small Company Opportunities Fund may not purchase securities on margin, or make short sales of any securities (except short sales against the box), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. Small Company Opportunities Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

(h)      Investing for Control

         No Fund (except for Small Company Opportunities Fund) may make investments for the purpose of exercising control or management.

(i)      Real Estate

         No Fund (except for Small Company Opportunities Fund) may purchase or sell real estate, provided that the a Fund may invest in securities issued by companies which invest in real estate or interests therein.

         Small Company Opportunities Fund may not purchase or sell real estate or any interest therein, except that it may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein. As a non-fundamental policy, Small Company Opportunities Fund may not invest in real estate limited partnerships.

(j)      Lending

         International Fund will not make loans to other persons, provided that for purposes of this restriction, entering into repurchase agreements, acquiring corporate debt securities and investing in U.S. Government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan.

         Equity Index Fund and Investors Equity Fund will not lend money except in connection with the acquisition of that portion of publicly-distributed debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Objective" and "Investment Policies" in the Prospectus); the Funds may also make loans of portfolio securities (see "Loans of Portfolio Securities") and enter into repurchase agreements (see "Repurchase Agreements");

         Small Company Opportunities Fund may not make loans, except the Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

         Emerging Markets Fund will not lend money except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Objective" and "Investment Policies" in the Prospectus); the Portfolio may also make loans of portfolio securities (see "Loans of Portfolio Securities") and enter into repurchase agreements (see "Repurchase Agreements");

(k)      Purchases and Sales of Commodities

         International  Equity  Fund  will  invest  in  commodities;   commodity
         contracts other than foreign currency forward contracts; or oil, gas and other mineral resource, lease, or arbitrage transactions.

         Small Company Opportunities Fund may not purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures and forward currency contracts and other financial contracts or derivative instruments.

         No Fund (other than International Equity Fund and Small Company Opportunities Fund) will invest in commodities or commodity contracts (other than Hedging Instruments which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract);

(l)      Options and Futures Contracts

         International Equity Fund may not write, purchase or sell options or puts, calls, straddles, spreads, or combinations thereof.

         No Fund (other than International Equity Fund and Small Company Opportunities Fund) may purchase or write puts or calls except as permitted by any of its other fundamental investment policies.

(n)      Warrants

         No Fund (except for Small Company Opportunities Fund) may invest in warrants, valued at the lower of cost or market, more than 5% of the value of the Portfolio's net assets (included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.). This policy is non-fundamental with respect to Equity Index Fund and Small Company Opportunities Fund.

(o)      Other Investment Companies

         As a non-fundamental policy, Small Company Opportunities Fund may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

(p)      Issuance of Senior Securities

         Small Company Opportunities Fund may not issue senior securities except to the extent permitted by the 1940 Act.

(q)      Lending of Portfolio Securities

         As a non-fundamental policy, Diversified Small Cap Fund may not lend portfolio securities if the total value of all loaned securities would exceed 25% of its total assets.

4.  PERFORMANCE DATA

The Funds may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                                    P (1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Quotations of total return will reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. Total return for a Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating total return to current or prospective investors, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Investors who purchase and redeem shares of a Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.

5.  MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Chairman and President (age 54)

          President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, LLC (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent) and Forum Advisors, Inc. (a registered investment adviser). Mr. Keffer is a Trustee and/or officer of various registered investment companies for which Forum Administrative Services, LLC serves as manager or administrator and for which Forum Financial Services, Inc. serves as distributor. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 53)

          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 54)

          President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 53)

          Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age
41)

          Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 35)

          Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart. Mr. Goldstein is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Max Berueffy, Assistant Secretary (age 44)

          Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Cheryl O. Tumlin, Assistant Secretary (age 31)

          Assistant Counsel, Forum Financial Services, Inc., with which she has been associated since July 1996. Prior thereto, Ms. Tumlin was on the staff of the U.S. Securities and Exchange Commission as an attorney in the Division of Market Regulation and prior thereto Ms. Tumlin was an associate with the law firm of Robinson Silverman Pearce Aronsohn & Berman in New York, New York. Ms. Tumlin is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

M. Paige Turney, Assistant Secretary (age 28).

          Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Ms. Turney was employed from 1992 as a Senior Fund Accountant with First Data Corporation in Boston, Massachusetts. Prior thereto she was a student at Montana State University. Ms. Turney is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION. Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1997.

                                                           Accrued           Annual
                                        Aggregate          Pension        Benefits Upon       Total
         Trustee                      Compensation        Benefits         Retirement      Compensation
         -------                      ------------        --------         ----------      ------------
         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                   $4,000             None              None            $4,000
         Mr. Cheng                       $4,000             None              None            $4,000
         Mr. Parish                      $4,000             None              None            $4,000

THE PORTFOLIOS

TRUSTEES AND OFFICERS OF CORE TRUST. The Trustees and officers of Core Trust and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer, Azariadis, Cheng and Parish, Trustees of Core Trust, and Mr. Goldstein, Secretary of Core Trust, all currently serve as Trustees and/or officers of the Trust. Accordingly, for background information pertaining to these Trustees, see "Management Trustees and Officers -The Trust."

John Y. Keffer,* Chairman and President.

Costas Azariadis, Trustee, Age 53.

James C. Cheng, Trustee, Age 54.

J. Michael Parish, Trustee, Age 53.

David I. Goldstein, Secretary (age 35)

Sara M. Clark, Vice President, Assistant Secretary and  Treasurer., Age
33.

          Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Thomas G. Sheehan, Assistant Secretary, Age 42.

          Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

TRUSTEES AND OFFICERS OF SCHRODER CORE. The following information relates to the principal occupations of each Trustee and executive officer of the Schroder Core during the past five years and shows the nature of any affiliation with Schroder. Messrs. Keffer, Goldstein and Sheehan, officers of Schroder Core, all currently serve as officers of the Trust or Core Trust. Accordingly, for background information pertaining to these officers, see "Trustees and Officers -- The Trust" and "Trustees and Officers -- The Portfolios -- Trustees and Officers of Core Trust above.

Peter E. Guernsey, Oyster Bay, New York - Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

John I. Howell, Greenwich, Connecticut - Trustee of the Trust - Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

Clarence F. Michalis, 44 East 64th Street, New York, New York - Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

Hermann C. Schwab, 787 Seventh Avenue, New York, New York - Chairman (Honorary) and Trustee of the Trust retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

Mark J. Smith (b), 33 Gutter Lane, London, England - President and Trustee of the Trust - First Vice President of SCMI since April 1990; Director and Vice President, Schroder Advisors.

Robert G. Davy, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

Margaret H. Douglas-Hamilton (b)(c), 787 Seventh Avenue, New York, New York - Vice President of the Trust Secretary of SCM since July 1995; Secretary of Schroder Advisors since April 1990; First Vice President and General Counsel of Schroders Incorporated(b) since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

Richard R. Foulkes, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd.
since 1989.

Catherine S. Wooledge, Two Portland Square, Portland, Maine 04101 - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since November 1996. Prior thereto, associate at Morrison & Foerster, Washington, D.C. from October 1994 to November 1996, associate corporate counsel at Franklin Resources, Inc. from September 1993 to September 1994, and prior thereto associate at Drinker Biddle & Reath, Philadelphia, PA.

Barbara Gottlieb(c), 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Assistant Vice President of SWIS since July 1995 prior thereto held various positions with SWIS affiliates.

John Y. Keffer, Vice President of the Trust.

Jane P. Lucas(c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President SCMI; Director of SCM since September 1995; Assistant Director Schroder Investment Management Ltd.
since June 1991.

Gerardo Machado, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, SCMI.

Catherine A. Mazza, 787 Seventh Avenue, New York, New York - Vice President of the Trust - President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

Thomas G. Sheehan, Assistant Treasurer and Assistant Secretary of the Trust.

Fariba Talebi, 787 Seventh Avenue, New York, New York - Vice President of the Trust - First Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987.

John A. Troiano(b), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Managing Director and Senior Vice President of SCMI since October 1995; Director of Schroder Advisors since October 1992; Director of SCMI since 1991; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

Ira L. Unschuld, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

Alexandra Poe, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust - Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

Mary Kunkemueller, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust.

(a)      Interested Trustee of the Trust within the meaning of the 1940 Act.
(b) Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc. (c) Schroder Capital Management, Inc. ("SCMI") is a wholly owned subsidiary of Schroder Wertheim Holdings Incorporated which is a wholly owned subsidiary of Schroders, Incorporated, which in turn is an indirect wholly owned U.S. subsidiary of Schroders plc.

INVESTMENT ADVISERS

H.M. Payson, Inc. ("Payson") serves as investment adviser to Investors Equity Fund pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, Forum Advisors is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Payson was incorporated under the laws of Delaware in 1987 and is registered under the Investment Advisers Act of 1940. For its services, an advisory fee at an annual rate of 0.65% of Investor Equity Fund's average daily net assets.

Payson entered into an investment sub-advisory agreement with Peoples Heritage to exercise certain investment discretion over the assets (or a portion of assets) of the Fund. Subject to the general supervision of the Board, Peoples is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Peoples Heritage, located at One Portland Square, Portland, Maine 04101, is a subsidiary of Peoples Heritage Financial Group, a multi-bank holding company. As of December 1, 1997, Peoples Heritage Financial Group had assets of $6.5 billion and Peoples Heritage and its affiliates managed assets with a value of approximately $932 million. Payson pays a fee to Peoples for its subadviser services of 0.25% of the Fund's average daily net assets. This fee is borne solely by Payson and does not increase the fee paid by shareholders of the Fund.

Forum Advisors serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, Forum Advisors is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. Forum Advisors was organized under the laws of Delaware in 1997 and is registered under the Investment Advisory Act of 1940. For its services, Forum Advisors receives an advisory fee at an annual rate of 0.__% of the Fund's average daily net assets.

Subject to the general supervision of the Core Trust Board, Norwest provides investment advisory services to Index Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio pursuant to an investment advisory agreement with the Core Trust. Norwest manages the investment and reinvestment of the assets of Index Portfolio and Small Cap Index Portfolio and continuously reviews, supervises and administers those Portfolios' investments. In this regard, it is the responsibility of Norwest to make decisions relating to Index Portfolio's and Small Cap Index Portfolio's investments and to place purchase and sale orders regarding investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolios, Norwest receives a monthly advisory fee equal on an annual basis to 0.15% of Index Portfolio's and 0.25% of Small Cap Index Portfolio's average daily net assets, which Index Fund and Small Company Opportunities Fund bear indirectly . Norwest oversees the investment decisions of the investment subadvisers employed by Norwest and Core Trust to subadvise Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio of Core Trust. For its services, Norwest receives fees of 0.90%, 0.90% and 0.95% of the average daily net assets of Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, respectively. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of October 31, 1997, Norwest Corporation had assets of $___ billion, which made it the 11th largest bank holding company in the United States. As of October 31, 1997, Norwest and its affiliates managed assets with a value of approximately $___ billion.

To assist Norwest in carrying out its obligations, Core Trust and Norwest have retained the services of the investment subadvisers described below. Each investment subadviser makes investment decisions for the Portfolio to which it serves as investment subadviser and continually reviews, supervises and administers the Portfolio's investment program with respect to that portion, if any, of the Portfolio's assets that Norwest believes should be managed by the investment subadviser. Currently, each investment subadviser manages all of the assets of the Portfolio that it subadvises. Norwest (and not the Portfolios) pay each investment subadviser a fee for its investment subadvisory services. This compensation does not increase the amount paid by the Portfolios to Norwest for investment advisory services.

Crestone, which is located at 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111, serves as investment subadviser to Small Company Stock Portfolio. Crestone, an indirect investment subsidiary of Norwest Corporation, provides investment advice regarding companies with small market capitalization to various clients, including institutional investors. As of June 30, 1997, Crestone managed assets with a value of approximately $534 million.

Peregrine, which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, serves as investment subadviser to Small Company Value Portfolio. Peregrine, an indirect investment advisory subsidiary of Norwest Corporation, provides investment advisory services to corporate and public pension plans, profit-sharing plans, savings-investment plans and 401(k) plans. As of June 30, 1997, Peregrine managed approximately $5.0 billion in assets.

Smith, which is located at 500 Crescent Court, Suite 250, Dallas, Texas 75201, is a registered investment adviser. Smith provides investment management services to company retirement plans, foundations, endowments, trust companies and high net worth individuals using a disciplined equity style. As of June 13, 1997, Smith managed over $200 million in assets.

SCMI, 787 Seventh Avenue, New York, New York, 10019, serves as Adviser to Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio pursuant to an investment advisory agreement with Schroder Capital Funds. SCMI serves as Adviser to International Portfolio pursuant to an investment advisory agreement with Core Trust (Delaware). SCMI is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in seventeen countries worldwide. The Schroder Group specializes in providing investment management services, with Group funds under management currently in excess of $90 billion.

Pursuant to the investment advisory agreements, SCMI is responsible for managing the investment and reinvestment of the assets included in each of Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio and for continuously reviewing, supervising and administering the Portfolio's investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolios' investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. SCMI also furnishes to the Board, which has overall responsibility for the business and affairs of Schroder Core, periodic reports on the investment performance of the Portfolio.

Under the terms of the investment advisory agreement, SCMI is required to manage the Portfolio's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material information that may be in its possession or in the possession of its affiliates.

For its services, each of Schroder U.S. Smaller Companies Portfolio, International Portfolio and Schroder EM Core Portfolio pay SCMI a fee at an annual rate of 0.60%, 0.45% and 1.00% of its average daily net assets, respectively.

Each investment advisory or subadvisory agreement will continue in effect provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the respective Fund or Portfolio (as defined by the 1940 Act) or by the Board, Schroder Core Board or Core Trust Board, as applicable, and (ii) by a majority of the Trustees, Schroder Core Trustees or Core Trust Trustees, as applicable, who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of any such party. Each investment advisory or subadvisory agreement may be terminated without penalty by vote of the Trustees of the Trust, Schroder Core or Core Trust, as applicable, or the interestholders of the Fund or Portfolio on 60 days' written notice to the adviser, or by the adviser on 60 days' written notice to the Trust, Schroder Core or Core Trust and it will terminate automatically if assigned. The investment advisory or subadvisory agreements also provide that, with respect to each Fund or Portfolio, neither the investment adviser or subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund or Portfolio, except for lack of good faith, provided that nothing in the agreements shall protect, or purport to protect, the adviser or subadviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of the its duties or by reason of reckless disregard of its obligations and duties under the investment advisory or subadvisory agreement.

ADMINISTRATIVE SERVICES

THE FUNDS

Forum Administrative Services, LLC ("FAS") acts as administrator to the Trust on behalf of the Fund pursuant to an Administration Agreement with the Trust. As administrator, FAS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of twelve months with respect to the Fund and thereafter is automatically renewed each year for an additional term of one year, subject to approval by the Board or the Shareholders, and, in either case, by a majority of the Trustees who are not interested persons of any party to the Administration Agreement.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that FAS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

At the request of the Board, FAS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAS, Forum Advisors, Norwest, SCMI, Peoples Heritage, Payson, Smith or their affiliates.

THE PORTFOLIOS

On behalf of the Core Trust Portfolios, Core Trust has entered into an administration agreement with Forum Financial Services, Inc. For its administrative services, FFSI receives from the portfolios a fee at an annual rate of ____ of the Core Trust Portfolios' average daily net assets.

On behalf of the Schroder Core Portfolios, the Schroder Core has entered into an administrative services agreement with Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, New York, New York 10019. Schroder Core and Schroder Advisors have entered into a Sub-Administration Agreement with Forum Financial Services, Inc. ("Forum"). Pursuant to their agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Portfolio's operations, other than the investment management and administrative services provided to the Portfolio by SCMI pursuant to the investment advisory agreement, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission and state securities commissions, and (iii) general supervision of the operation of the Portfolio, including coordination of the services performed by the Portfolio's investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly-owned subsidiary of SCMI, and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. Effective July 5, 1995, Schroder Advisors changed its name from Schroder Capital Distributors Inc.

For these services, Schroder Advisors receives from the Schroder Core Portfolios a fee at the annual rate of 0.15% of each Portfolio's average daily net assets. Payment for Forum's services is made by Schroder Advisors and is not a separate expense of the Portfolio.

The administrative services agreement and sub-administration agreement are terminable with respect to the Schroder Core Portfolios without penalty, at any time, by vote of a majority of the Schroder Core Trustees who are not "interested persons" of Schroder Core and who have no direct or indirect financial interest in the operation of the Portfolios' Distribution Plan or in the administrative services agreement or sub-administration agreement, upon not more than 60 days' written notice to Schroder Advisors or Forum, as appropriate, or by vote of the holders of a majority of the shares of the Portfolio, or, upon 60 days' notice, by Schroder Advisors or Forum. The administrative services agreement will terminate automatically in the event of its assignment.

The sub-administration agreement is terminable with respect to the Portfolio without penalty, at any time, by the Board of Schroder Core, Schroder Advisors and the investment adviser upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Portfolio and Schroder Advisors, and the investment adviser, as appropriate.

CUSTODIAN

Pursuant to a Custodian Agreement (the "Custodian Agreement"), The First National Bank of Boston, P.O. Box 1959, Boston, Massachusetts 02105, acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on Fund investments. The Fund's custodian employs foreign subcustodians to provide custody of the Fund's foreign assets in accordance with applicable regulations. The custodian is paid a fee at an annual rate of 0.02% of the first $100 million of the average daily net assets of the Fund, 0.015% on the next $100 million of the average daily net assets of the Fund and 0.0001% of the average daily net assets over $200 million, and certain transaction fees.

The Chase Manhattan Bank, N.A., through its Global Securities Services division located in London, England, acts as custodian of the Schroder Core Portfolios' assets, but plays no role in making decisions as to the purchase or sale of portfolio securities for the Portfolios. Pursuant to rules adopted under the 1940 Act, the Schroder Core Portfolios may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Schroder Core Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Portfolios; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Portfolio assets.

DISTRIBUTOR

Forum Financial Services, Inc. ("Forum"), an affiliate of FAS, is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. The Distribution Agreement will continue in effect for twelve months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Distribution Agreement, (ii) are not interested persons of any such party or of the Trust and
(iii) with respect to any class for which the Trust has adopted a distribution plan, have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement, at a meeting called for the purpose of voting on the Distribution Agreement. All subscriptions for shares obtained by Forum are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. Forum receives no compensation or reimbursement of expenses for the distribution services provided pursuant to the Distribution Agreement and is under no obligation to sell any specific amount of Fund shares.

The Distribution Agreement provides that Forum shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

The Distribution Agreement is terminable with respect to the Fund without penalty by the Trust on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by Forum on 60 days' written notice. The Distribution Agreement will automatically terminate in the event of its assignment.

Forum may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT

Forum Financial Corp. ("FFC") acts as transfer agent of the Trust pursuant to a transfer agency agreement (the "Transfer Agency Agreement"). The Transfer Agency Agreement provided, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually by the Board or, with respect to either Fund, by a vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.

Among the responsibilities of FFC as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FFC or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. FFC or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FFC with respect to assets of those customers or clients invested in the Fund. FFC, FAS or sub-transfer agents or processing agents retained by FFC may be Processing Organizations (as defined in the Prospectus) and, in the case of sub- transfer agents or processing agents, may also be affiliated persons of FFC or Forum.

For its services under the Transfer Agency Agreement, FFC receives: (i) a fee at an annual rate of 0.25 percent of the average daily net assets of the Fund and
(ii) a fee of $24,000 per year; such amounts to be computed and paid monthly in arrears by the Fund; and (iii) Annual Shareholder Account Fees of $25.00 for a retail and $125.00 for an institutional shareholder account; such fees to be computed as of the last business day of the prior month.

FFC or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund.

FFC also is the Portfolio's transfer agent pursuant to a Transfer Agency Agreement between Schroder Core and FFC. FFC is compensated for those services in the amount of $12,000 per year plus certain interestholder account fees.

FUND ACCOUNTING

Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Funds pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement. Under its agreement, FAcS prepares and maintains books and records prepares and maintains books and records of the Fund on behalf of the Trust as required under the 1940 Act, calculates the net asset value per share of each Fund and dividends and capital gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services, FAcS receives from the Trust with respect to the Fund a fee of $12,000.

FAcS also performs portfolio accounting services for the Core Trust Portfolios pursuant to a Fund Accounting Agreement between Core Trust and FAcS. For its services, FAcS receives a fee of $60,000 per year, plus additional surcharges based upon total assets or security positions.

FFC performs portfolio accounting services for the Schroder Core Portfolios pursuant to a Fund Accounting Agreement between Schroder Core and FFC. For its services, FFC is receives a fee of $60,000 per year, plus additional surcharges based upon total assets or security positions.

6.  DETERMINATION OF NET ASSET VALUE

         The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund or Portfolio listed on the recognized stock exchanges are valued at the last reported trade price, prior to the time when the assets are valued, on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last trade prices are not available are valued at mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board.

Trading in securities on European and Far Eastern Securities exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which a Portfolio's NAV is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Schroder Core Board or the Board.

All assets and liabilities of a Portfolio or Fund denominated in foreign currencies are converted to U.S. dollars at the mid price of such currencies against U.S. dollars last quoted by a major bank prior to the time when NAV of the Fund or Portfolio is calculated.

7.  PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for each Portfolio and Fund and for the other investment advisory clients of the investment advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in the investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund or Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. Since most brokerage transactions for the Schroder EM Core Portfolio and International Portfolio will be placed with foreign broker-dealers, certain portfolio transaction costs for the Portfolios may be higher than fees for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds or

Portfolios usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds or Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Investment Advisory Agreements authorize and direct the investment advisers to place orders for the purchase and sale of assets with brokers or dealers selected by the investment advisers in their discretion and to seek "best execution" of such portfolio transactions. An investment adviser places all such orders for the purchase and sale of portfolio securities and buys and sells securities for a Fund or Portfolio through a substantial number of brokers and dealers. In so doing, the investment adviser uses its best efforts to obtain for the Fund or Portfolio the most favorable price and execution available. The Fund or Portfolio may, however, pay higher than the lowest available commission rates when the investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, the investment adviser, having in mind the Fund's or Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealers involved and the quality of service rendered by the broker-dealers in other transactions.

It has for many years been a common practice in the investment advisory business as conducted in certain countries, including the United States, for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, and investment adviser may receive research services from broker-dealers with which it places the Fund's or Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the investment adviser in advising various of its clients (including the Fund or Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. The investment advisory fee paid by a Portfolio is not reduced because the investment adviser and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), an investment adviser may cause a Fund or Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to it an amount of disclosed commission for effecting a securities transaction in excess of the commission which another broker-dealer would have charged for effecting that transaction.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, the Schroder Core Board has authorized SCMI to employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), which are affiliated with SCMI, to effect securities transactions of the Portfolio on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder Securities for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company or an affiliated person of another person so affiliated not exceed the usual and customary broker's commissions for such transactions. It is the Schoder Portfolios' policy that commissions paid to Schroder Securities will in the judgment of the officers of SCMI responsible for making portfolio decisions and selecting brokers, be (i) at least as favorable as commissions contemporaneously charged by Schroder Securities on comparable transactions for its most favored unaffiliated customers and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board of Trustees of Schroder Core, including a majority of the non-interested Trustees, has adopted procedures pursuant to Rule 17e-1 promulgated by the Securities and Exchange Commission under Section 17(e) to ensure that commissions paid to Schroder Securities by the Schroder Portfolio satisfy the foregoing standards. The Board will review all transactions at least quarterly for compliance with these procedures.

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

The Funds have no understanding or arrangement to direct any specific portion of its brokerage to Schroder Securities and will not direct brokerage to Schroder Securities in recognition of research services. Schroder Securities commenced operations in 1990.

The annual portfolio turnover rate of a Fund (or Portfolio) may exceed 50% but will not ordinarily exceed 100%.

8.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Detailed information pertaining to the purchase of shares of each Fund, redemption of shares and the determination of the net asset value of Fund shares is set forth in the Prospectus under "Purchases and Redemptions of Shares".

Shares of each Fund are sold on a continuous basis by the distributor.

Set forth below is an example of the method of computing the offering price of a Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Fund on _______.


Net Asset Value Per Share                   $ X.XX

Sales Charge, 4.00% of offering
price (4.17% of net asset value
per share)                                  $ X.XX

Offering to Public                          $ X.XX

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

The Trust has filed a formal election with the Securities and Exchange Commission pursuant to which a Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

REDEMPTION IN KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of a Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of each Fund to exchange their shares for shares of any other fund of the Trust or shares of certain other portfolios of investment companies which retain FAS or its affiliates as investment adviser or distributor and which participate in the Trust's exchange privilege program ("Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes the Transfer Agent to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by the Transfer Agent to be genuine. The records of the Transfer Agent of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.

Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction plus any sales charge applicable to the Participating Fund whose shares are being acquired. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund that are offered without a sales charge. Shares of any Participating Fund purchased with a sales charge may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund otherwise sold with the same sales charge. If the Participating Fund purchased in the exchange transaction imposes a higher sales charge than was paid originally on the exchanged shares, the shareholder will be responsible for the difference between the two sales charges. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

9.  TAXATION

The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company the Fund intends to distribute to shareholders at least 90% of its net investment income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, a Fund will not be subject to Federal income tax on its net investment income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, a Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31, of such year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition as well as gains or losses from certain foreign currency transactions and options on certain foreign currency transactions, generally are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

Generally, the hedging transactions undertaken by the Fund may be deemed "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

The requirements applicable to regulated investment companies such as the Fund may limit the extent to which the Fund will be able to engage in transactions in options and forward contracts.

Distributions of net investment income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends received deduction available to corporations.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss although such shares may have been held by the shareholder for one year or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Upon redemption or sale of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Funds intend to minimize foreign income and withholding taxes by investing in obligations the payments with respect to which will be subject to minimal or no such taxes insofar as this objective is consistent with the Funds' income objective. However, since a Fund may incur foreign taxes, it intends, if it is eligible to do so, to elect under Section 853 of the Code to treat each shareholder as having received an additional distribution from the Fund, in the amount indicated in a notice furnished to him, as his pro rata portion of income taxes paid to or withheld by foreign governments with respect to interest, dividends and gain on the Fund's foreign portfolio investments. The shareholder then may take the amount of such foreign taxes paid or withheld as a credit against his Federal income tax, subject to certain limitations. If the shareholder finds it more to his advantage to do so, he may, in the alternative, deduct the foreign tax withheld as an itemized deduction, in computing his taxable income. Each shareholder is referred to his tax adviser with respect to the availability of the foreign tax credit.

The Funds will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

10.  OTHER INFORMATION

ORGANIZATION

THE TRUST AND ITS SHARES

The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 16 separate series.

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

CORE TRUST AND SCHRODER CORE

Core Trust is a business trust organized under the laws of the State of Delaware in September 1994. Schroder Core is a business trust organized under the laws of the State of Delaware in September 1995. Each of Core Trust and Schroder Core is registered under the Act as an open-end management investment company. Currently, Core Trust has __ separate portfolios and Schroder Core has four separate portfolios. The assets of each Portfolio, a diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other Portfolio of the respective trust.

Under each of Core Trust's and Schroder Core's Trust Instrument, the Trustees are authorized to issue beneficial interest in one or more separate and distinct series. Investments in a Portfolio have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Each investor in a Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in a Portfolio and other series (collectively, the "portfolios") of Core Trust or Schroder Core will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate interests in Core Trust or in Schroder Core or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but Core Trust and Schroder Core each will hold special meetings of investors when (1) a majority of the Trustees determines to do so or (2) investors holding at least 10% of the interests in Core Trust or Schroder Core (or a Portfolio) request in writing a meeting of investors in Core Trust or Schroder Core (or a Portfolio). Except for certain matters specifically described in the Trust Instruments, the Trustees may amend the Trust's Trust Instrument without the vote of investors.

Core Trust and Schroder Core, with respect to a Portfolio, may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the respective Board (without approval of the interestholders of the Portfolio. A Portfolio may be terminated (1) upon liquidation and distribution of its assets, if approved by the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) or (2) by the Trustees of Core Trust or Schroder Core on written notice to the Portfolio's investors. Upon liquidation or dissolution of any Portfolio, the investors therein would be entitled to share pro rata in its net assets available for distribution to investors.

Core Trust and Schroder Core are organized as a business trust under the laws of the State of Delaware. Each trust's interestholders are not personally liable for the obligations of the trust under Delaware law. The Delaware Business Trust Act provides that an interestholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust interestholder liability exists in many other states, including Texas. As a result, to the extent that Core Trust or Schroder Core or an interestholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject Core Trust or Schroder Core to liability. To guard against this risk, the Trust Instruments of Core Trust and Schroder Core disclaims liability for acts or obligations of the trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by Core Trust, Schroder Core or their respective Trustees, and provides for indemnification out of Trust property of any interestholder held personally liable for the obligations of Core Trust and Schroder Core. Thus, the risk of an interestholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law, (2) no contractual limitation of liability is in effect, and (3) Core Trust or Schroder Core, as applicable, itself is unable to meet its obligations. In light of Delaware law, the nature of the trusts' business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust interestholder is remote.

PLACEMENT AGENT

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

Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101, serves as Core Trust's and Schroder Core's placement agent. FFSI receives no compensation for such placement agent services.

COUNSEL

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, 1200 G Street, N.W. Washington, D.C. 20005.

Kirkpatrick & Lockhart, 1800 Massachusetts Avenue, N.W., Washington D.C. 20036, counsel to Core Trust passes upon certain legal matters in connection with Core Trust.

Ropes & Gray, One International Place, Boston, Massachusetts, 02110, counsel to the Schroder Core Portfolios, passes upon certain legal matters in connection with the interests in the Schroder Core Portfolios.

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, act as auditors for the Trust.

Coopers & Lybrand LLP ("Coopers & Lybrand") serves as independent accountants for the Schroder Core Portfolios. Coopers & Lybrand provides audit services and consultation in connection with review of U.S. Securities and Exchange Commission filings. Coopers & Lybrand's address is One Post Office Square, Boston, Massachusetts 02109.



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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

1.  CORPORATE BONDS

         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1.

         STANDARD AND POOR'S CORPORATION ("S&P")

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Note: The ratings for AA and A may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

         FITCH INVESTORS SERVICE, INC. ("FITCH")

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA categories.

2.  COMMERCIAL PAPER

         MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o --      Leading market positions in well-established industries.
         o --      High rates of return on funds employed.
         o --      Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         o --      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o --      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

         FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

APPENDIX B - TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 120 mutual funds for 17 different fund managers, with more than $30 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 230 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of- the-art accounting support (Forum has 8 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed over $175 billion as of September 30, 1997.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.4 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)      FINANCIAL STATEMENTS.

Included in the Prospectus:

         Not Applicable

Included in the Statement of Additional Information:

         Not Applicable

(b)      EXHIBITS.

NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 2-67052.

         (1)* Copy of the Trust Instrument of the Registrant dated August 29, 1995 (filed as Exhibit 1 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

         (2)* Copy of By-Laws of the Registrant (filed as Exhibit (2) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707)

         (3)      None.

         (4)      (a)    Sections 2.04 and 2.06 of Registrant's Trust Instrument
                  provide as follows:

                                    "SECTION 2.04 TRANSFER OF SHARES.  Except as
                           otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                                    "SECTION 2.06  ESTABLISHMENT OF SERIES.  The
                           Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more

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                           Series  or  classes  of  Shares,  and  to  take  such
                           other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the
                           Trustees   setting  forth  such   establishment   and
                           designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any
                           particular   Series   previously    established   and
                           designated,  the  Trustees  may  by a  majority  vote
                           abolish  that  Series  and  the   establishment   and
                           designation thereof.

                                    "All  references  to  Shares  in this  Trust
                           Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

                                    "Each  Share of a Series of the Trust  shall
                           represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a
                           Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

         (5) (a)* Form of Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to the Payson Value Fund and the Payson Balanced Fund (filed as Exhibit 5(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

               (b)* Investment  Advisory Agreement between Registrant and Quadra
                    Capital  Partners,  L.P. (filed as Exhibit (5)(c) to PEA No.
                    41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (c)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and Anhalt/O'Connell,  Inc. (filed as Exhibit
                    (5)(d) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (d)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and Carl Domino Associates, L.P. (filed as Exhibit (5)(e) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (e)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and McDonald Investment Management, Inc. (filed as Exhibit (5)(f) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (f)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and LM Capital Management, Inc. (filed as Exhibit (5)(g) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (g)* Investment  Advisory  Agreement  between the  Registrant and
                    Austin Investment Management, Inc. (filed as Exhibit (5)(j) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

               (h)* Investment Advisory Agreement between the Registrant and Oak
                    Hall Capital Advisors, Inc. (filed as Exhibit (5)(k) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

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

               (i)* Investment   Advisory   Agreement   between   Norwest   Bank
                    Minnesota, N.A. and Core Trust (Delaware) relating to Index Portfolio (filed as Exhibit 5(a) to Amendment No. 5 the Registration Statement of Core Trust (Delarware), File No. 811-8858, via EDGAR on September 30, 1996, accession number 0000912057-96-021568).

               (j)* Investment   Advisory  Agreement  between  Schroder  Capital
                    Management International, Inc. and Schroder Capital Funds, relating to Schroder U.S. Smaller Companies Portfolio, International Equity Fund and Schroder Emerging Markets Fund Institutional Portfolio (filed as Exhibit 5 to Amendment No. 1 to the Registration Statement of Schroder Capital Funds, File No. 811-9130, via EDGAR on August 9, 1996, accesssion number 0000898432-96-000341.

               (k)* Form of  Investment  Advisory  Agreement  between Core Trust
                    (Delware) and Forum Investment Advisors, LLC relating to Treasury Portfolio, Treasury Cash Portfolio, Cash Portfolio, Government Cash Portfolio and Municipal Cash Portfolio (filed as Exhibit 5(n) to PEA No. 52 via EDGAR on November 24, 1997, accession number 0001047469-97-005953).

               (l)* Investment  Advisory Agreement between Core Trust (Delaware)
                    and Schroder Capital Management International, Inc. relating to International Portfolio (filed as Exhibit 5(b) to Amendment No. 5 to the Registration Statement of Core Trust (Delaware), File No. 811-8858, via EDGAR on September 30, 1996, accession number 0000912057-96-021568).

               (m)* Investment  Advisory  Agreement between Registrant and Forum
                    Investment Advisors, LLC (filed as Exhibit 5(p) to PEA 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

         (6)   (a)* Form of Selected  Dealer  Agreement  between Forum Financial
                    Services, Inc. and securities brokers (filed as Exhibit 6(c) to PEA 21).

               (b)* Form of Bank Affiliated  Selected Dealer  Agreement  between
                    Forum Financial Services,  Inc. and bank affiliates filed as
                    Exhibit 6(d) of PEA 21).

               (c)* Distribution   Agreement   between   Registrant   and  Forum
                    Financial Services, Inc. (filed as Exhibit 6(f) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

         (7)      None.

         (8)   (a)* Form of Transfer  Agency  Agreement  between  Registrant and
                    Forum Financial Corp. (filed as Exhibit 8(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

               (b)* Form of Custodian Agreement between Registrant and the First
                    National Bank of Boston (filed as Exhibit 8(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

         (9)   (a)* Administration   Agreement  between   Registrant  and  Forum
                    Administrative Services, LLC (filed as Exhibit 6(e) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

               (b)* Shareholder  Service  Plan  of  Registrant  relating  to the
                    Quadra Funds and Form of Shareholder Service Agreement relating to Quadra Funds (filed as Exhibit 9(b) to PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163).

               (c)* Form of  Shareholder  Service Plan of Registrant and Form of
                    Shareholder Service Agreement relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund (filed as Exhibit 9(c) to PEA No. 50 via EDGAR on November 12, 1997, accession no. 0001004402-97-000189).

          (10)*Opinion  of  Seward & Kissel  dated  January  5,  1996  (filed as
               Exhibit 10 of PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

          (11) None.

          (12) None.

          (13)*Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of registrant (filed as Exhibit 13 to Registration Statement).

          (14)*Form of Disclosure Statement and Custodial Account Agreement applicable to individual retirement accounts (filed as Exhibit 14 of PEA No. 21).

          (15) (a)* Form of Rule 12b-1 Plan adopted by the Registrant  (filed as
                    Exhibit 15 of PEA No. 16).

               (b)* Rule 12b-1 Plan  adopted by the  Registrant  with respect to the Payson Value Fund and the Payson Balanced Fund (filed as
                    Exhibit 8(c) of PEA No. 20).

          (16) Schedule of Sample Performance Calculations (filed as Exhibit 16 to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).


         Other Exhibits*:

               Powers of Attorney (filed as Exhibit 99 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF DECEMBER 31, 1997

         TITLE OF CLASS                                        NUMBER OF HOLDERS

         Investors High Grade Bond Fund                                        0
         Investors Bond Fund                                                  55
         TaxSaver Bond Fund                                                   40
         Daily Assets Cash Fund                                               22
         Daily Assets Treasury Fund                                           96
         Daily Assets Government Fund                                          2
         Daily Assets Municipal Fund                                           3
         Daily Assets Treasury Obligations Fund                                2
         Payson Value Fund                                                   326
         Payson Balanced Fund                                                378
         Maine Municipal Bond Fund                                           391
         New Hampshire Bond Fund                                              81

         Austin Global Equity Fund                                            13
         Oak Hall Equity Fund                                                186
         Quadra Limited Maturity Treasury Fund                                 3
         Quadra Value Equity Fund                                             14
         Quadra Growth Fund                                                    7
         Quadra International Equity Fund                                      8
         Quadra Opportunistic Bond Fund                                        6
         Equity Index Fund                                                     2
         Investors Equity Fund
         International Equity Fund                                             1
         Emerging Markets Fund                                                 1
         Investors Growth Fund                                                 2


ITEM 27. INDEMNIFICATION.

     In accordance with Section 3803 of the Delaware Business Trust Act, SECTION
5.2 of the Registrant's Trust Instrument provides as follows:

         "5.2.    INDEMNIFICATION.

                  "(a)    Subject to the exceptions and limitations contained in
                  Section (b) below:

                           "(i) Every  Person who is, or has been,  a Trustee or
                  officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           "(ii)  The  words  "claim,"   "action,"   "suit,"  or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  "(b)     No indemnification  shall be provided  hereunder to a
                  Covered Person:

                           "(i) Who shall  have been  adjudicated  by a court or
                  body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                           "(ii) In the event of a settlement,  unless there has
                  been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A) By the court or other body approving the settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

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

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                  provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                  "(c) The  rights of  indemnification  herein  provided  may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                  "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

                  "(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

                  "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Paragraphs 3(f) and (g) and paragraph 5 of the Management and Distribution Agreement provide as follows:

         "(f) We agree to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of
         Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in our Registration Statement or Prospectus in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything contained in this paragraph 3(f) be so construed as to protect you against any liability to us or our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this paragraph. Our agreement to indemnify you, your officers and directors and any such controlling person as aforesaid is expressly conditioned upon our being notified of any action brought against you, your officers and directors or any such controlling person, such notification to be given by letter or by telegram addressed to us at our principal office in New York, New York, and sent to us by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify us of any such action shall not relieve us from any liability which we may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of our indemnity agreement contained in this paragraph 3(f). We will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by us and approved by you. In the event we do elect to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case we do not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by us, we will reimburse you or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them. Our indemnification agreement contained in this paragraph 3(f) and our representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors or any controlling person and shall survive the sale of any shares of our common stock made pursuant to subscriptions obtained by you. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your successors and assigns, and to the benefit of your officers and directors and any controlling persons and their successors and assigns. We agree promptly to notify you of the commencement of any litigation or proceeding against us in connection with the issue and sale of any shares of our common stock.

         "(g) You agree to indemnify, defend and hold us, our several officers and directors, and person who controls us within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which we, our officers or directors, or any such controlling person may incur under the Act or under common law or otherwise, but only to the extent that such liability, or expense incurred by us, our officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by you in your capacity as distributor to us for use in our Registration Statement or Prospectus in effect from time to time under the Act, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading. Your agreement to indemnify us, our officers and directors, and any such controlling person as aforesaid is expressly conditioned upon your being notified of any action brought against us, our officers or directors or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in New York, New York, and sent to you by the person against whom such action is brought, within ten days after the summons or other first legal process shall have been served. You shall have a right to control the defense of such action, with counsel of your own choosing, satisfactory to us, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event you and we, our officers or directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to us, to our officers or directors, or to such controlling person by reason of any such untrue statement or omission on your part otherwise than on account of your indemnity agreement contained in this paragraph 3(g).

         "5 We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Section 9(a) of the Distribution Services Agreement provides:

         "The Company agrees to indemnify, defend and hold the Underwriter, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Company's Registration Statement or the Prospectus or Statement of Additional Information in effect from time to time under the Securities Act and relating to the Fund or arising out of or based upon any alleged omission to state a material fact required to be stated in any thereof or necessary to make the statements in any thereof not misleading; provided, however, that in no event shall anything herein contained be so construed as to protect the Underwriter against any liability to the Company or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Company's agreement to indemnify the Underwriter and any controlling person as aforesaid is expressly conditioned upon the Company's being notified of the commencement of any action brought against the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Company at its principal office in New York, New York, and sent to the Company by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The Company will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Company and approved by the Underwriter. In the event the Company elects to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Company does not elect to assume the defense of the suit or in case the Underwriter does not approve of counsel chosen by the Company, the Company will reimburse the Underwriter or the controlling person or persons named defendant or defendants in the suit for the fees and expenses of any counsel retained by the Underwriter or such person. The indemnification agreement contained in this Section 9 shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns.

          The Company agrees promptly to notify the Underwriter of the Underwriter of the commencement of any litigation or proceeding against the Company in connection with the issue and sale of any of shares of the Fund. The failure to do so notify the Company of the commencement of any such action shall not relieve the Company from any liability which it may have to the person against whom the action is brought by reason of any alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this
          Section 9."

In so far as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to each of Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund) under the captions "Management " and "Management - Adviser" in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

                  Forum Holdings Corp., Member.
                  Forum Financial Group, LLC., Member.

          Both  Forum  Holdings  Corp.  and  Forum  Financial   Group,  LLC  are
          controlled by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections which are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of Companies provides services.

         William J. Lewis, Director.

               Director of Forum Investment Advisors, LLC.

         Sara M. Morris, Treasurer.

               Chief Financial Officer, Forum Financial Group, LLC. Ms. Morris serves as an officer of several other Forum affiliated companies.

         David I. Goldstein, Secretary.

               General Counsel, Forum Financial Group, LLC. Mr. Goldstein serves as an officer of several other Forum affiliated companies.

         Dana A. Lukens, Assistant Secretary.

               Corporate Counsel, Forum Financial Group, LLC. Mr. Lukens also serves as an officer of several other Forum affiliated companies.

         Margaret J. Fenderson, Assistant Treasurer.

               Corporate Accounting Manager, Forum Financial Group, LLC. Ms. Fenderson also serves as an officer of several other Forum affiliated companies.

H.M. Payson & Co.

          The descriptions of H.M. Payson & Co. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information, with respect to the Payson Value Fund and the Payson Balanced Fund, constituting certain of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Adrian L. Asherman, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1955, General Partner from 1964 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

         John C. Downing, Managing Director and Treasurer.

               Portfolio Manger of H.M. Payson since 1983 and Managing Director since 1992. Mr. Downing has been associated with H.M. Payson since 1983. His address is One Portland Square, Portland, Maine 04101.

         William A. Macleod, Managing Director.

               Portfolio  Manager of H.M.  Payson & Co.  since 1984 and Managing
               Director  since  1989.  His  address  is  One  Portland   Square,
               Portland, Maine 04101.

         Thomas M. Pierce, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1975, General Partner from 1981 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

         Peter E. Robbins, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1992, except for the period from January 1988 to October 1990. During that period, Mr. Robbins was president of Mariner Capital Group, a real estate development and non-financial asset management business. General Partner of H.M. Payson & Co. from 1986 to 1987, and Managing Director from 1987 to 1988, and since 1993.

         John H. Walker, Managing Director and President.

               Portfolio Manager of H.M. Payson & Co. since 1967, General Partner from 1974 to 1987, and Managing Director since 1987. Mr. Walker is also a Director of York Holding Company and York Insurance Company. His address is One Portland Square, Portland, Maine 04101.

         Teresa M. Esposito, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

         John C. Knox, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

         Harold J. Dixon, Managing Director and Secretary.

               Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

         Laura McDill, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

Austin Investment Management, Inc.

       The description of Austin Investment Management, Inc. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

       Peter Vlachos, Director, President Treasurer and Secretary

Oak Hall Capital Advisors, Inc.

       The description of Oak Hall Capital Advisors, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Oak Hall Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

       Alexander G. Anagnos, Director and Portfolio Manager.

               Consultant to American Services Corporation and Financial Advisor to WR Family Associates.

       Lewis G. Cole, Director.

               Partner, the Law Firm of Strook, Strook & Lavan.

       John C. Hathaway, President, director and Portfolio Manager.

       John J. Hock, Executive Vice President.

       Charles D. Klein, Portfolio Manager.

               Director, American Securities Corporation and Financial Advisor to WR Family Associates.

       David P. Steinmann, Executive Vice President, Secretary and Treasurer.

               Administrator WR Family Associates and Secretary and Treasurer of American Securities Corporation.

Carl Domino Associates, L.P.

       The description of Carl Domino Associates, L.P. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

       Carl J. Domino, Managing Partner & Portfolio Manager.

       Paul Scoville, Jr., Senior Portfolio Manager.

       Ann Fritts Syring, Senior Portfolio Manager.

       John Wagstaff-Callahan, Senior Portfolio Manager.

               Prior   to   joining   Carl   Domino   Associates,    L.P.,   Mr.
               Wagstaff-Callahan was a Trustee with Batterymarch Financial Management, Boston, Massachusetts.

       Stephen Krider Kent, Jr., Senior Portfolio Manager.

               Prior to joining Carl Domino Associates, L.P., Mr. Kent was a Senior Portfolio Manager with Gamble, Jones Holbrook & Bent, Carlsbad, California.

Anhalt/O'Connell, Inc.

       The description of Anhalt/O'Connell, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Limited Maturity Treasury Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Anhalt/O'Connell, Inc., 345 South Figueroa Street, Suite 303, Los Angeles, CA, including their business connections which are of a substantial nature.

       Paul Edward Anhalt, Managing Director and Chairman.

               Mr. Anhalt is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director and Consulting Economist of Trust Company of the West.

       Michael Frederick O'Connell, Managing Director

               Mr. O'Connell is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director of Trust Company of the West and Vice President of Institutional Research Services, Inc., a registered broker-dealer.

LM Capital Management, Inc.

       The description of LM Capital Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional
       Information with respect to the Quadra Opportunistic Bond Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, LM Capital Management, Inc., including their business connections which are of a substantial nature.

       Luis Malzel, Managing Director.

       John Chalker, Managing Director

McDonald Investment Management, Inc.

       The description of McDonald Investment Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra International Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The  following are the  directors  and  principal  executive  officers of
       McDonald   Investment   Management,   Inc.,   including   their  business
       connections which are of a substantial nature.

       John McDonald, President and Chief Investment Officer.

       Ron Belcot, Vice President - Research and Trading.

       Bill Hallman, Vice President.

       Ray DiBernardo, Vice President., Managing Director

             Mr. DiBernardo was formerly a portfolio manager with Royal Trust.

Smith Asset Management Group, L.P.

       The description of Smith Asset Management Group, L.P., under the caption "Management - Investment Advisory Services" in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

       Mr. Stephen Smith, Chief Investment Officer

Norwest Investment Management, Inc.

         The description of Norwest Investment Management, Inc. ("NIM"), under the caption "Management Investment Advisers and Portfolio Managers" in the Prospectus for Equity Index Fund and "Management --Adviser" or "Management - Investment Advisers and Portfolio Managers" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

         P. Jay Kiedrowski, Chairman, Chief Executive Officer and President, has been affiliated with NIM since 1989. Mr. Kiedrowski is also Executive Vice President of Norwest Bank Minnesota, N.A., and has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates since August, 1987.

         James W. Paulsen, Chief Investment Officer, has served in this capacity since January, 1997.

         Stephen P. Gianoli, Senior Vice President and Chief Executive Officer has been affiliated with NIM in various capacities since 1986.

         David S. Lunt, Vice President and Senior Portfolio Manager has been affiliated with NIM since 1997.

         Richard C. Villars, Vice President and Senior Portfolio Manager has been affiliated with NIM since 1997.

         Lee K. Chase, Vice President, has been affiliated with NIM since 1997.

         Andrew Owen, Vice President, has been affiliated with NIM since 1997.

         Eileen A. Kuhry, Investment Compliance Specialist, has been affiliated with NIM since 2997.

Schroder Capital Management International Inc.

         The description of Schroder Capital Management International Inc. ("Schroder") under the caption "Management - Investment Advisers and Portfolio Managers." in the Prospectus for International Equity Fund and Emerging Markets Fund and "Management - Investment Advisers and Portfolio Managers" in the Statement of Additional Information relating to those funds, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

         The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

          David M. Salisbury. Chief Executive Officer, Director and Chairman of SCMI; Joint Chief Executive and Director of Schroder Ltd.

          Richard R. Foulkes. Deputy Chairman/Executive Vice President of SCMI. Mr. Foulkes is also a Director of Schroder Ltd.

          John A. Troiano. Chief Executive and Director of SCMI. Mr. Troiano is also a Director of Schroder Ltd.

          David Gibson. Senior Vice President and Director of SCMI. Director of Schroder Capital Management and Senior Vice President of Schroder Ltd.

          John S. Ager. Senior Vice President and Director of SCMI. Mr. Ager is also a Director of Schroder Ltd.

          Sharon L. Haugh. Executive Vice President and Director of SCMI, Director and Chairman of Schroder Advisors Inc., and Director of Schroder Ltd.

          Gavin D.L. Ralston. Senior Vice President and Managing Director of SCMI; Director of Schroder Ltd.

          Mark J. Smith. Senior Vice President and Director of SCMI. Mr. Smith is also Director of Schroder Ltd.

          Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

          Jane P. Lucas. Senior Vice President and Director of SCMI; Director of Schroder Advisors Inc.; Director of Schroder Capital Management.

          C. John Govett. Director of SCMI; Group Managing Director of Schroder Ltd. And Director of Schroders plc.

          Phillipa J. Gould. Senior Vice President and Director of SCMI.

          Louise Croset. First Vice President and Director of SCMI, also First Vice President of Schroder Ltd.

          Abdallah Nauphal, Group Vice President and Director of SCMI.

ITEM 29. PRINCIPAL UNDERWRITER.

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds and Sound Shore Fund, Inc.

         (b) John Y. Keffer, President of Forum Financial Services, Inc., is the Chairman and President of the Registrant. Sara M. Morris is the Treasurer of Forum Financial Services. David I. Goldstein, Secretary of Forum Financial Services, Inc., is the Secretary of the Registrant. Margaret J. Fenderson is the Assistant Treasurer of Forum Financial Services, Inc. and Dana Lukens is the Assistant Secretary of Forum Financial Services, Inc. Their business address is Two Portland Square, Portland, Maine 04101.

         (c)      Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule

31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31. MANAGEMENT SERVICES.

         Not Applicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(i) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 27th day of January, 1998.

                                                FORUM FUNDS


                                                By: /s/ John Y. Keffer
                                                   --------------------------
                                                    John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 27th day of January, 1998.

                      SIGNATURES                                 TITLE

(a)      Principal Executive Officer

              /s/ John Y. Keffer                                 President
              ---------------------                              and Chairman
              John Y. Keffer

(b)      Principal Financial and Accounting Officer

              /s/ Mark D. Kaplan                                 Assistant
              ----------------------                             Treasurer
              Mark D. Kaplan

(c)      A majority of the Trustees

              /s/ John Y. Keffer                                 Trustee
              ----------------------
              John Y. Keffer

              James C. Cheng*                                    Trustee
              J. Michael Parish*                                 Trustee
              Costas Azariadis*                                  Trustee

              By: /s/ John Y. Keffer
                 ----------------------
                  John Y. Keffer
                  Attorney in Fact*

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on the 27th day of January, 1998.

                                            CORE TRUST (DELAWARE)


                                            By: /s/ John Y. Keffer
                                               --------------------------
                                                John Y. Keffer, President

This amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on the 27th day of January, 1998.

                      SIGNATURES                                 TITLE

(a)      Principal Executive Officer

         /s/ John Y. Keffer                                      Chairman
         -----------------------                                 and President
              John Y. Keffer

(b)      Principal Financial and Accounting Officer

         /s/ Sara M. Morris                                    Treasurer
         ----------------------
              Sara M. Morris

(c)      A majority of the Trustees

         /s/ John Y. Keffer                                      Trustee
         ----------------------
              John Y. Keffer

              Costas Azariadis*                                  Trustee
              J. Michael Parish*                                 Trustee
              James C. Cheng*                                    Trustee

              By: /s/ John Y. Keffer
                ------------------------
                  John Y. Keffer
                  Attorney in Fact*

                                   SIGNATURES

On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of New York, State of New York on the 27th day of January, 1998.

                                                SCHRODER CAPITAL FUNDS

                                                By:  /s/ Catherine A. Mazza
                                                   --------------------------
                                                    Catherine A. Mazza

This amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on the 27th day of January, 1998.

         SIGNATURES                                   TITLE

(a)      Principal Executive Officer

         Mark J. Smith

         *By: /s/Thomas G. Sheehan                    President and Trustee
             ------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

(b)      Principal Financial and
         Accounting Officer

         Thomas G. Sheehan                            Assistant Treasurer

         /s/ Thomas G. Sheehan
        ----------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

(c)      Majority of the Trustees

         Peter E. Guernsey                            Trustee
         John I. Howell                               Trustee
         Hermann C. Schwab                            Trustee

         By:  /s/ Thomas G. Sheehan
            --------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact